UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09999

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 2

(This Form N-CSR relates solely to the Registrant’s: PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund)

Address of principal executive offices:	655 Broad Street, 6th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 6th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	01/31/2023

Date of reporting period:	07/31/2022

Item 1 – Reports to Stockholders

PGIM CORE SHORT-TERM BOND FUND

PGIM CORE ULTRA SHORT BOND FUND

PGIM INSTITUTIONAL MONEY MARKET FUND

SEMIANNUAL REPORT

JULY 31, 2022

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of July 31, 2022 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC , a Prudential Financial company and member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PGIM is a Prudential Financial company. © 2022 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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PGIM Core Short-Term Bond Fund

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted.

	Total Returns as of 7/31/22 (without sales charges)	Average Annual Total Returns as of 7/31/22 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)

Fund	-0.03	-0.17	1.71	1.92

ICE US 1-Month Treasury Bill Index **

	0.20	0.23	1.00	0.56

ICE BofA US Dollar 1-Month Deposit Offered Rate Constant Maturity Index

	0.28	0.32	1.18	0.75

ICE BofA USD 3-Month Deposit Offered Rate Constant Maturity Index

	0.08	0.12	1.30	0.87

Bloomberg US Short Treasury Index

	0.00	-0.06	1.13	0.70

* Not annualized

** The ICE US 1-Month Treasury Bill Index was adopted as the Fund’s primary benchmark in March 2022 due to the pending discontinuation of LIBOR.

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Benchmark Definition

ICE US 1-Month Treasury Bill Index— an unmanaged index that is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding Treasury Bill that matures closest to, but not less than, one month from the rebalancing date. To qualify for selection, an issue must have settled on or before the month-end rebalancing date.

ICE BofA US Dollar 1-Month Deposit Offered Rate Constant Maturity Index— an unmanaged index which tracks the performance of a synthetic asset paying LIBOR to a stated maturity. The 1 Month Current Index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument.

Prudential Investment Portfolios 2	3

PGIM Core Short-Term Bond Fund

Your Fund’s Performance (continued)

ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index—tracks the performance of a basket of synthetic assets paying LIBOR to a stated maturity. The index purchases a new instrument each day, priced at par, having exactly its stated maturity and with a coupon equal to that day’s fixing rate. All issues are held to maturity. Therefore, each day the index is comprised of a basket of securities. The index is not marked to market. The returns of the index represent the accrued income generated by the equally weighted average of all the coupons in the basket for a given day.

Bloomberg US Short Treasury Index—The Bloomberg US Short Treasury Index includes aged U.S. Treasury bills, notes and bonds with a remaining maturity from 1 up to (but not including) 12 months. It excludes zero coupon strips.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

Distributions and Yields as of 7/31/22
	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)
PGIM Core Short-Term Bond Fund	0.06	2.61	2.61

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

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Credit Quality expressed as a percentage of total investments as of 7/31/22 (%)
AAA	13.2
AA	24.2
A	29.7
BBB	21.2
BB	0.1
B	0.1
CCC	0.1
Not Rated	11.4
Total	100.0

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

Prudential Investment Portfolios 2	5

PGIM Core Ultra Short Bond Fund

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted.

Total Returns as of 7/31/22	Average Annual Total Returns as of 7/31/22
6 Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)

Fund

0.39	0.45	1.27	0.81

ICE US 1-Month Treasury Bill Index **

0.20	0.23	1.00	0.56

ICE BofA US Dollar 1-Month Deposit Offered Rate Constant Maturity Index

0.28	0.32	1.18	0.75

Bloomberg 1-3 Month US Treasury Bill Index

0.24	0.26	1.05	0.60

iMoneyNet Prime Institutional Funds Average

0.26	0.27	1.11	0.67

*Not annualized

** The ICE US 1-Month Treasury Bill Index was adopted as the Fund’s primary benchmark in March 2022 due to the pending discontinuation of LIBOR.

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Benchmark Definition

ICE US 1-Month Treasury Bill Index— an unmanaged index that is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding Treasury Bill that matures closest to, but not less than, one month from the rebalancing date. To qualify for selection, an issue must have settled on or before the month-end rebalancing date.

ICE BofA US Dollar 1-Month Deposit Offered Rate Constant Maturity Index— an unmanaged index which tracks the performance of a synthetic asset paying LIBOR to a stated maturity. The 1 Month Current Index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument.

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Bloomberg 1–3 Month US Treasury Bill Index—The Bloomberg 1–3 Month US Treasury Bill Index includes all publicly issued zero-coupon US Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value.

iMoneyNet Prime Institutional Funds Average—The iMoneyNet Prime Institutional Funds Average is based on the average return of all funds in the iMoneyNet Prime Institutional Funds universe for the periods noted. Funds in the iMoneyNet Prime Institutional Funds Average primarily invest in a variety of taxable short-term corporate and bank debt securities.

Distributions and Yields as of 7/31/22

	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)

PGIM Core Ultra Short Bond Fund	0.00	1.80	1.80

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

Credit Quality expressed as a percentage of total investments as of 7/31/22 (%)

A-1+/P-1	71.2

A-1/P-1	28.8

Total	100.0

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

Prudential Investment Portfolios 2	7

PGIM Institutional Money Market Fund

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted.

Total Returns as of 7/31/22	Average Annual Total Returns as of 7/31/22
6 Months* (%)	One Year (%)	Five Years (%)	Since Inception (%)

Fund

0.34	0.36	1.21	1.14 (7/19/16)

ICE US 1-Month Treasury Bill Index **

0.20	0.23	1.00	0.91

ICE BofA US Dollar 1-Month Deposit Offered Rate Constant Maturity Index

0.28	0.32	1.18	1.11

iMoneyNet Prime Institutional Funds Average

0.26	0.27	1.11	0.94

*Not annualized

** The ICE US 1-Month Treasury Bill Index was adopted as the Fund’s primary benchmark in March 2022 due to the pending discontinuation of LIBOR.

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

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Institutional Money Market Fund Yield Comparison

Weighted Average Maturity* (WAM) Comparison

The graphs portray weekly 7-day current yields and weekly WAMs for PGIM Institutional Money Market Fund and the iMoneyNet Prime Institutional Funds Average every Tuesday from July 27, 2021 to July 26, 2022, the closest dates prior to the beginning and end of the Fund’s reporting period. Note: iMoneyNet, Inc. regularly reports a 7-day current yield and WAM on Tuesdays. As a result, the data portrayed for the Fund at the

Prudential Investment Portfolios 2	9

PGIM Institutional Money Market Fund

Your Fund’s Performance (continued)

end of the reporting period in the graphs may not match the data portrayed in the Fund’s performance table as of July 31, 2022.

* Weighted Average Maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding, or redemption provision.

Benchmark Definition

ICE BofA US Dollar 1-Month Deposit Offered Rate Constant Maturity Index— an unmanaged index which tracks the performance of a synthetic asset paying LIBOR to a stated maturity. The 1 Month Current Index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument.

ICE US 1-Month Treasury Bill Index— an unmanaged index that is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding Treasury Bill that matures closest to, but not less than, one month from the rebalancing date. To qualify for selection, an issue must have settled on or before the month-end rebalancing date.

iMoneyNet Prime Institutional Funds Average—The iMoneyNet Prime Institutional Funds Average is based on the average return of all funds in the iMoneyNet Prime Institutional Funds universe for the periods noted. Funds in the iMoneyNet Prime Institutional Funds Average primarily invest in a variety of taxable short-term corporate and bank debt securities.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended July 31, 2022. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

Prudential Investment Portfolios 2	11

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Core Short-Term Bond Fund	Beginning Account Value February 1, 2022	Ending Account Value July 31, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Actual	$1,000.00	$ 999.70	0.04%	$0.20
Hypothetical	$1,000.00	$1,024.60	0.04%	$0.20

PGIM Core Ultra Short Bond Fund	Beginning Account Value February 1, 2022	Ending Account Value July 31, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Actual	$1,000.00	$1,003.90	0.01%	$0.05
Hypothetical	$1,000.00	$1,024.74	0.01%	$0.05

PGIM Institutional Money Market Fund	Beginning Account Value February 1, 2022	Ending Account Value July 31, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Actual	$1,000.00	$1,003.40	0.07%	$0.35
Hypothetical	$1,000.00	$1,024.45	0.07%	$0.35

*Fund expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended July 31, 2022, and divided by the 365 days in the Fund’s fiscal year ending January 31, 2023 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Glossary

The following abbreviations are used in the Funds’ descriptions:

USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A—Annual payment frequency for swaps

ABS—Asset-Backed Security

BSBY—Bloomberg Short-Term Bank Yield Index

FFCSB—Federal Farm Credit System Bank

FHLB—Federal Home Loan Bank

FHLMC—Federal Home Loan Mortgage Corporation

FNMA—Federal National Mortgage Association

GMTN—Global Medium Term Note

GNMA—Government National Mortgage Association

LIBOR—London Interbank Offered Rate

LP—Limited Partnership

MASTR—Morgan Stanley Structured Asset Security

MTN—Medium Term Note

OTC—Over-the-counter

Q—Quarterly payment frequency for swaps

REITs—Real Estate Investment Trust

S—Semiannual payment frequency for swaps

SOFR—Secured Overnight Financing Rate

TVA—Tennessee Valley Authority

USOIS—United States Overnight Index Swap

13

PGIM Core Short-Term Bond Fund

Schedule of Investments  (unaudited)

as of July 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 64.0%

ASSET-BACKED SECURITIES 2.4%

Automobiles 0.3%
Ally Auto Receivables Trust,
Series 2019-02, Class A3	2.230%	01/16/24	339	$338,313
CarMax Auto Owner Trust,
Series 2019-02, Class A3	2.680	03/15/24	515	514,590
Series 2020-04, Class A3	0.500	08/15/25	2,260	2,204,260
Fifth Third Auto Trust,
Series 2019-01, Class A3	2.640	12/15/23	21	21,344
Ford Credit Floorplan Master Owner Trust,
Series 2019-03, Class A1	2.230	09/15/24	3,800	3,796,919
Honda Auto Receivables Owner Trust,
Series 2019-02, Class A3	2.520	06/21/23	113	113,250
Santander Retail Auto Lease Trust,
Series 2020-B, Class A2, 144A	0.420	11/20/23	1,550	1,545,003
World Omni Auto Receivables Trust,
Series 2018-D, Class A3	3.330	04/15/24	420	419,958
Series 2019-A, Class A3	3.040	05/15/24	157	157,104

				9,110,741

Credit Cards 1.2%
American Express Credit Account Master Trust,
Series 2019-03, Class A	2.000	04/15/25	14,800	14,791,173
BA Credit Card Trust,
Series 2019-A01, Class A1	1.740	01/15/25	16,600	16,592,791

				31,383,964

Home Equity Loans 0.7%
Accredited Mortgage Loan Trust,
Series 2004-04, Class A2D, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)	2.959(c)	01/25/35	784	753,631
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2003-11, Class AV2, 1 Month LIBOR + 0.740% (Cap N/A, Floor 0.740%)	2.999(c)	12/25/33	166	156,739
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2003-W03, Class M2, 1 Month LIBOR + 2.700% (Cap N/A, Floor 2.700%)	4.959(c)	09/25/33	4,541	4,443,841

See Notes to Financial Statements.

14

PGIM Core Short-Term Bond Fund

Schedule of Investments  (unaudited) (continued)

as of July 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Home Equity Loans (cont’d.)
Asset-Backed Funding Certificate Trust,
Series 2003-AHL01, Class A1	4.184%(cc)	03/25/33	140	$135,247
Series 2003-OPT01, Class A3, 1 Month LIBOR + 0.680% (Cap N/A, Floor 0.680%)	2.939(c)	04/25/33	576	533,182
Series 2004-HE01, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)	3.159(c)	03/25/34	325	313,774
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2003-HE06, Class A2, 1 Month LIBOR + 0.680% (Cap N/A, Floor 0.680%)	2.939(c)	11/25/33	161	158,915
Bear Stearns Asset-Backed Securities Trust,
Series 2003-03, Class M1, 1 Month LIBOR + 1.230% (Cap 11.000%, Floor 1.230%)	3.489(c)	06/25/43	175	174,873
CDC Mortgage Capital Trust,
Series 2003-HE03, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)	3.309(c)	11/25/33	809	788,663
Equifirst Mortgage Loan Trust,
Series 2003-01, Class M2, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)	5.109(c)	12/25/32	16	16,418
Home Equity Asset Trust,
Series 2002-03, Class M1, 1 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)	3.609(c)	02/25/33	270	262,701
Series 2003-02, Class M1, 1 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)	3.579(c)	08/25/33	597	577,275
Series 2003-03, Class M1, 1 Month LIBOR + 1.290% (Cap N/A, Floor 1.290%)	3.549(c)	08/25/33	499	486,925
Series 2003-08, Class M1, 1 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)	3.339(c)	04/25/34	203	196,199
MASTR Asset-Backed Securities Trust,
Series 2004-OPT02, Class A2, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)	2.959(c)	09/25/34	108	101,458
Merrill Lynch Mortgage Investors Trust,
Series 2004-HE02, Class A1A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)	3.059(c)	08/25/35	45	42,499
Series 2004-HE02, Class M1, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	3.459(c)	08/25/35	149	144,649
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-NC05, Class M1, 1 Month LIBOR + 1.275% (Cap N/A, Floor 1.275%)	3.534(c)	04/25/33	380	376,870
Series 2003-NC05, Class M3, 1 Month LIBOR + 3.450% (Cap N/A, Floor 3.450%)	5.709(c)	04/25/33	82	81,520

See Notes to Financial Statements.

Prudential Investment Portfolios 2	15

PGIM Core Short-Term Bond Fund

Schedule of Investments  (unaudited) (continued)

as of July 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Home Equity Loans (cont’d.)
Morgan Stanley ABS Capital I, Inc. Trust, (cont’d.)
Series 2003-NC08, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)	3.309%(c)	09/25/33	569	$555,583
Series 2003-NC10, Class M1, 1 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)	3.279(c)	10/25/33	94	91,517
Series 2004-HE07, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)	3.159(c)	08/25/34	2,063	1,970,119
New Century Home Equity Loan Trust,
Series 2004-01, Class M1, 1 Month LIBOR + 0.885% (Cap 11.500%, Floor 0.885%)	3.144(c)	05/25/34	2,239	2,152,636
Renaissance Home Equity Loan Trust,
Series 2003-01, Class A, 1 Month LIBOR + 0.860% (Cap N/A, Floor 0.860%)	3.119(c)	06/25/33	229	209,692
Residential Asset Securities Trust,
Series 2004-KS05, Class AI5	4.502(cc)	06/25/34	2,833	2,724,775
Saxon Asset Securities Trust,
Series 2003-03, Class M2, 1 Month LIBOR + 2.400% (Cap N/A, Floor 2.400%)	3.931(c)	12/25/33	17	15,630

				17,465,331

Residential Mortgage-Backed Securities 0.2%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-R05, Class M1, 1 Month LIBOR + 0.870% (Cap N/A, Floor 0.870%)	3.129(c)	07/25/34	180	177,093
Amortizing Residential Collateral Trust,
Series 2002-BC05, Class M2, 1 Month LIBOR + 1.800% (Cap N/A, Floor 1.800%)	4.059(c)	07/25/32	65	63,044
Chase Funding Trust,
Series 2002-02, Class 2A1, 1 Month LIBOR + 0.500% (Cap N/A, Floor 0.500%)	2.759(c)	05/25/32	216	210,679
Series 2003-01, Class 2A2, 1 Month LIBOR + 0.660% (Cap N/A, Floor 0.660%)	2.919(c)	11/25/32	158	154,381
Countrywide Asset-Backed Certificates,
Series 2003-BC04, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)	3.309(c)	07/25/33	93	91,449
Series 2004-01, Class M1, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	3.009(c)	03/25/34	73	70,661

See Notes to Financial Statements.

16

PGIM Core Short-Term Bond Fund

Schedule of Investments  (unaudited) (continued)

as of July 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Equity One Mortgage Pass-Through Trust,
Series 2003-01, Class M1	4.860%(cc)	08/25/33	25	$24,011
First Franklin Mortgage Loan Trust,
Series 2004-FF05, Class A1, 1 Month LIBOR + 0.720% (Cap N/A, Floor 0.720%)	2.979(c)	08/25/34	123	119,329
Long Beach Mortgage Loan Trust,
Series 2003-03, Class M1, 1 Month LIBOR + 1.125% (Cap N/A, Floor 1.125%)	3.384(c)	07/25/33	529	510,854
Series 2003-04, Class M1, 1 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)	3.279(c)	08/25/33	161	159,426
Series 2004-02, Class M1, 1 Month LIBOR + 0.795% (Cap N/A, Floor 0.795%)	3.054(c)	06/25/34	1,462	1,392,945
Series 2004-03, Class M1, 1 Month LIBOR + 0.855% (Cap N/A, Floor 0.855%)	3.114(c)	07/25/34	2,098	1,995,282
Merrill Lynch Mortgage Investors Trust,
Series 2003-WMC02, Class M2, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)	5.109(c)	02/25/34	126	124,693
Series 2004-WMC01, Class M2, 1 Month LIBOR + 1.650% (Cap N/A, Floor 1.650%)	3.909(c)	10/25/34	466	451,074
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2004-NC05, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)	3.159(c)	05/25/34	346	323,460
Structured Asset Investment Loan Trust,
Series 2003-BC01, Class A2, 1 Month LIBOR + 0.680% (Cap N/A, Floor 0.680%)	2.939(c)	01/25/33	69	67,253

				5,935,634

TOTAL ASSET-BACKED SECURITIES (cost $62,302,936)				63,895,670

CERTIFICATES OF DEPOSIT 2.2%
Lloyds Bank Corporate Markets PLC (United Kingdom), SOFR + 0.540%	2.820(c)	01/31/24	17,000	16,937,183
Standard Chartered Bank (United Kingdom), SOFR + 0.420%	2.700(c)	07/28/23	16,000	15,951,041

				32,888,224

See Notes to Financial Statements.

Prudential Investment Portfolios 2	17

PGIM Core Short-Term Bond Fund

Schedule of Investments  (unaudited) (continued)

as of July 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CERTIFICATES OF DEPOSIT (Continued)
Skandinaviska Enskilda Banken AB (Sweden), SOFR + 0.730%	3.010%(c)	03/17/23	10,000	$10,007,818
Svenska Handelsbanken (Sweden), SOFR + 0.700%	2.980(c)	03/15/23	15,000	15,007,763

				25,015,581

TOTAL CERTIFICATES OF DEPOSIT (cost $57,995,675)				57,903,805

COMMERCIAL MORTGAGE-BACKED SECURITIES 10.7%
Barclays Commercial Mortgage Securities Trust,
Series 2018-TALL, Class A, 144A, 1 Month LIBOR + 0.722% (Cap N/A, Floor 0.722%)	2.721(c)	03/15/37	22,479	21,291,452
Benchmark Mortgage Trust,
Series 2018-B03, Class A2	3.848	04/10/51	957	953,174
Series 2018-B05, Class A2	4.077	07/15/51	1,800	1,787,083
BX Trust,
Series 2018-EXCL, Class A, 144A, 1 Month LIBOR + 1.088% (Cap N/A, Floor 1.088%)	3.087(c)	09/15/37	4,994	4,845,100
CAMB Commercial Mortgage Trust,
Series 2019-LIFE, Class A, 144A, 1 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	3.069(c)	12/15/37	9,500	9,367,083
Citigroup Commercial Mortgage Trust,
Series 2014-GC25, Class A3	3.372	10/10/47	12,223	12,003,744
Series 2016-P04, Class A2	2.450	07/10/49	8,422	8,265,194
Commercial Mortgage Trust,
Series 2014-UBS05, Class A2	3.031	09/10/47	347	344,110
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE04, Class A, 144A, 1 Month LIBOR + 0.980% (Cap N/A, Floor 0.980%)	2.979(c)	05/15/36	35,000	34,492,335
CSAIL Commercial Mortgage Trust,
Series 2015-C03, Class A4	3.718	08/15/48	12,000	11,852,851
GS Mortgage Securities Corp. Trust,
Series 2021-RENT, Class A, 144A, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)	2.862(c)	11/21/35	5,359	5,228,188
GS Mortgage Securities Trust,
Series 2014-GC18, Class A3	3.801	01/10/47	5,981	5,932,728
Series 2014-GC22, Class A4	3.587	06/10/47	4,400	4,358,863
Series 2014-GC24, Class A4	3.666	09/10/47	5,853	5,780,145
Series 2018-HART, Class A, 144A, 1 Month LIBOR + 1.090% (Cap N/A, Floor 1.090%)	3.090(c)	10/15/31	11,300	11,030,118

See Notes to Financial Statements.

18

PGIM Core Short-Term Bond Fund

Schedule of Investments  (unaudited) (continued)

as of July 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C15, Class ASB	3.659%	11/15/45	293	$292,550
Series 2014-C18, Class A4A2, 144A	3.794	02/15/47	6,600	6,512,756
Series 2014-C24, Class A3	3.098	11/15/47	19,500	19,080,298
Series 2014-C24, Class A4A2, 144A	3.373	11/15/47	28,310	27,802,056
Series 2020-COR07, Class A2	2.215	05/13/53	25,000	23,883,642
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-WPT, Class AFL, 144A, 1 Month LIBOR + 1.200% (Cap N/A, Floor 0.950%)	2.320(c)	07/05/33	19,358	19,223,730
Series 2019-BKWD, Class A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)	2.999(c)	09/15/29	3,959	3,893,975
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2012-C06, Class A4	2.858	11/15/45	924	922,454
Series 2013-C07, Class A3	2.655	02/15/46	3,323	3,300,003
Morgan Stanley Capital I Trust,
Series 2018-H03, Class A2	3.997	07/15/51	1,180	1,175,735
One New York Plaza Trust,
Series 2020-01NYP, Class A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)	2.949(c)	01/15/36	11,900	11,429,017
UBS Commercial Mortgage Trust,
Series 2018-C08, Class A2	3.713	02/15/51	151	150,123
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C04, Class A5	2.850	12/10/45	6,693	6,684,042
Wells Fargo Commercial Mortgage Trust,
Series 2013-LC12, Class A4	4.218(cc)	07/15/46	17,884	17,837,360

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $290,031,766)				279,719,909

CORPORATE BONDS 48.7%

Agriculture 0.4%
Cargill, Inc.,
Sr. Unsec’d. Notes, 144A	1.375	07/23/23	3,000	2,946,863
Sr. Unsec’d. Notes, 144A	3.500	04/22/25	6,750	6,749,310

				9,696,173

Airlines 0.7%
Southwest Airlines Co.,
Sr. Unsec’d. Notes	4.750	05/04/23	17,500	17,626,795

See Notes to Financial Statements.

Prudential Investment Portfolios 2	19

PGIM Core Short-Term Bond Fund

Schedule of Investments  (unaudited) (continued)

as of July 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Auto Manufacturers 3.4%
American Honda Finance Corp.,
Sr. Unsec’d. Notes, MTN	0.750%	08/09/24	7,500	$7,133,734
BMW US Capital LLC (Germany),
Gtd. Notes, 144A, SOFR Index + 0.530%	2.578(c)	04/01/24	8,500	8,439,414
Gtd. Notes, 144A	3.250	04/01/25	2,750	2,726,775
Gtd. Notes, 144A	3.800	04/06/23	10,000	10,024,194
Mercedes-Benz Finance North America LLC (Germany),
Gtd. Notes, 144A	0.750	03/01/24	31,500	30,080,805
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN	3.950	06/30/25	18,750	19,043,815
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A	3.950	06/06/25	13,250	13,159,834

				90,608,571

Banks 12.0%
Bank of America Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month BSBY + 0.430%	1.938(c)	05/28/24	33,500	32,894,326
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, MTN	1.950	08/23/22	6,700	6,698,406
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 1.050%	3.856(c)	10/30/23	1,927	1,928,356
Bank of Nova Scotia (The) (Canada),
Sr. Unsec’d. Notes	1.625	05/01/23	14,000	13,829,091
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.620%	2.716(c)	09/19/22	1,750	1,749,807
Banque Federative du Credit Mutuel SA (France),
Sr. Unsec’d. Notes, 144A	0.650	02/27/24	17,750	16,906,935
Canadian Imperial Bank of Commerce (Canada),
Sr. Unsec’d. Notes, SOFR + 0.800%	2.749(c)	03/17/23	21,000	20,959,856
Commonwealth Bank of Australia (Australia),
Sr. Unsec’d. Notes, 144A, MTN, 3 Month LIBOR + 0.680%	2.776(c)	09/18/22	250	249,877
Cooperatieve Rabobank UA (Netherlands),
Sr. Unsec’d. Notes, SOFR Index + 0.300% (Cap N/A, Floor 0.000%)	2.421(c)	01/12/24	14,000	13,873,101
Credit Agricole Corporate & Investment Bank SA (France),
Bank Gtd. Notes, MTN	0.400	01/15/23	8,200	8,077,378
Credit Suisse AG (Switzerland),
Sr. Unsec’d. Notes, SOFR Index + 0.390%	2.677(c)	02/02/24	7,500	7,376,025

See Notes to Financial Statements.

20

PGIM Core Short-Term Bond Fund

Schedule of Investments  (unaudited) (continued)

as of July 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Fifth Third Bank NA,
Sr. Unsec’d. Notes, MTN	1.800%	01/30/23	7,000	$6,963,600
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	0.627(ff)	11/17/23	20,000	19,813,103
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes	0.768(ff)	08/09/25	25,000	23,351,942
KeyBank NA,
Sr. Unsec’d. Notes	1.250	03/10/23	12,500	12,353,944
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN	3.750	02/25/23	10,000	10,022,947
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 1.400%	4.183(c)	10/24/23	11,551	11,553,709
National Australia Bank Ltd. (Australia),
Sr. Unsec’d. Notes	3.500	06/09/25	7,250	7,243,136
National Securities Clearing Corp.,
Sr. Unsec’d. Notes, 144A	0.400	12/07/23	12,750	12,266,514
Sr. Unsec’d. Notes, 144A	1.200	04/23/23	5,000	4,928,938
NatWest Markets PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A, SOFR + 1.450%	3.402(c)	03/22/25	15,000	15,011,132
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, GMTN	3.970	07/26/24	20,000	20,116,701
Skandinaviska Enskilda Banken AB (Sweden),
Sr. Unsec’d. Notes, 144A	0.650	09/09/24	9,750	9,138,276
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, MTN, SOFR + 0.350%	2.147(c)	09/10/24	20,000	19,570,072
Sr. Unsec’d. Notes, MTN, SOFR + 0.480%	2.742(c)	01/27/23	2,750	2,746,235
Truist Bank,
Sr. Unsec’d. Notes, SOFR + 0.730% (Cap N/A, Floor 0.000%)	2.511(c)	03/09/23	2,750	2,746,804
UBS AG (Switzerland),
Sr. Unsec’d. Notes, 144A, MTN	0.450	02/09/24	5,000	4,766,463
Sr. Unsec’d. Notes, 144A, MTN, SOFR + 0.360%	1.602(c)	02/09/24	7,500	7,452,002
Westpac Banking Corp. (Australia),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.720%	2.131(c)	05/15/23	175	175,307

				314,763,983

Beverages 1.8%
Coca-Cola Europacific Partners PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A	0.500	05/05/23	8,000	7,814,837
Sr. Unsec’d. Notes, 144A	0.800	05/03/24	3,000	2,850,160

See Notes to Financial Statements.

Prudential Investment Portfolios 2	21

PGIM Core Short-Term Bond Fund

Schedule of Investments  (unaudited) (continued)

as of July 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Beverages (cont’d.)
Keurig Dr. Pepper, Inc.,
Gtd. Notes	0.750%	03/15/24	25,000	$23,920,831
PepsiCo, Inc.,
Sr. Unsec’d. Notes	0.400	10/07/23	14,500	14,078,045

				48,663,873

Biotechnology 0.2%
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes	0.750	09/29/23	4,500	4,372,269

Building Materials 0.1%
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes	0.650	07/15/23	3,750	3,639,994

Chemicals 0.4%
Air Liquide Finance SA (France),
Gtd. Notes, 144A	2.250	09/27/23	2,780	2,750,325
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes	1.900	05/13/23	5,000	4,946,738
Westlake Corp.,
Sr. Unsec’d. Notes	0.875	08/15/24	4,000	3,814,308

				11,511,371

Computers 0.2%
Apple, Inc.,
Sr. Unsec’d. Notes	1.700	09/11/22	5,000	4,994,902

Cosmetics/Personal Care 0.9%
GSK Consumer Healthcare Capital US LLC,
Gtd. Notes, 144A, SOFR + 0.890%	2.877(c)	03/24/24	6,250	6,223,385
Procter & Gamble Co. (The),
Sr. Unsec’d. Notes	2.150	08/11/22	6,499	6,498,177
Unilever Capital Corp. (United Kingdom),
Gtd. Notes	0.375	09/14/23	10,000	9,710,720

				22,432,282

See Notes to Financial Statements.

22

PGIM Core Short-Term Bond Fund

Schedule of Investments  (unaudited) (continued)

as of July 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Diversified Financial Services 2.8%
AIG Global Funding,
Sr. Sec’d. Notes, 144A	0.650%	06/17/24	21,000	$19,894,592
Air Lease Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.350%	2.179(c)	12/15/22	25,000	24,948,312
American Express Co.,
Sr. Unsec’d. Notes	3.950	08/01/25	10,000	10,089,563
Capital One Bank USA NA,
Sub. Notes	3.375	02/15/23	20,000	19,989,725

				74,922,192

Electric 5.1%
American Electric Power Co., Inc.,
Sr. Unsec’d. Notes, Series A, 3 Month LIBOR + 0.480%	3.262(c)	11/01/23	12,000	11,925,070
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes, SOFR Index + 0.650%	1.990(c)	05/13/24	13,500	13,198,779
DTE Energy Co.,
Sr. Unsec’d. Notes	2.250	11/01/22	27,000	26,922,615
Entergy Louisiana LLC,
First Mortgage	0.620	11/17/23	6,498	6,284,615
Florida Power & Light Co.,
Sr. Unsec’d. Notes, SOFR Index + 0.250%	1.530(c)	05/10/23	11,250	11,230,162
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes	2.940	03/21/24	15,000	14,865,549
OGE Energy Corp.,
Sr. Unsec’d. Notes	0.703	05/26/23	6,750	6,590,885
PPL Electric Utilities Corp.,
First Mortgage, SOFR + 0.330%	2.320(c)	06/24/24	4,750	4,665,334
First Mortgage	2.500	09/01/22	9,000	8,986,876
Southern California Edison Co.,
First Mortgage, Series C	4.200	06/01/25	14,250	14,457,866
WEC Energy Group, Inc.,
Sr. Unsec’d. Notes	0.800	03/15/24	17,000	16,250,780

				135,378,531

Entertainment 0.3%
Magallanes, Inc.,
Gtd. Notes, 144A, SOFR Index + 1.780%	3.661(c)	03/15/24	7,500	7,473,076

See Notes to Financial Statements.

Prudential Investment Portfolios 2	23

PGIM Core Short-Term Bond Fund

Schedule of Investments  (unaudited) (continued)

as of July 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Foods 0.6%
Hormel Foods Corp.,
Sr. Unsec’d. Notes	0.650%	06/03/24	6,000	$5,740,581
Nestle Holdings, Inc.,
Gtd. Notes, 144A	0.375	01/15/24	10,000	9,607,870

				15,348,451

Forest Products & Paper 0.5%
Georgia-Pacific LLC,
Sr. Unsec’d. Notes, 144A	3.734	07/15/23	14,126	14,135,903

Gas 0.5%
Atmos Energy Corp.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.380%	2.070(c)	03/09/23	12,000	11,972,909

Healthcare-Products 1.1%
Baxter International, Inc.,
Sr. Unsec’d. Notes	0.868	12/01/23	19,237	18,555,866
Stryker Corp.,
Sr. Unsec’d. Notes	0.600	12/01/23	4,750	4,578,423
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes, SOFR Index + 0.530%	2.702(c)	10/18/24	5,000	4,908,026

				28,042,315

Healthcare-Services 0.4%
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	0.550	05/15/24	12,000	11,494,312

Household Products/Wares 0.4%
Avery Dennison Corp.,
Sr. Unsec’d. Notes	0.850	08/15/24	12,000	11,320,165

Insurance 3.8%
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes	2.750	03/15/23	13,000	12,970,340
Equitable Financial Life Global Funding,
Sec’d. Notes, 144A	0.800	08/12/24	3,000	2,811,694
Sec’d. Notes, 144A, SOFR + 0.390%	2.489(c)	04/06/23	25,000	24,885,652

See Notes to Financial Statements.

24

PGIM Core Short-Term Bond Fund

Schedule of Investments  (unaudited) (continued)

as of July 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Insurance (cont’d.)
New York Life Global Funding,
Sec’d. Notes, 144A	2.900%	01/17/24	2,000	$1,985,532
Pacific Life Global Funding II,
Sr. Sec’d. Notes, 144A	0.500	09/23/23	12,000	11,619,610
Principal Life Global Funding II,
Sec’d. Notes, 144A	0.500	01/08/24	17,750	16,992,636
Sec’d. Notes, 144A, SOFR + 0.450%	2.571(c)	04/12/24	2,750	2,738,568
Protective Life Global Funding,
Sec’d. Notes, 144A	0.631	10/13/23	10,750	10,409,210
Sr. Sec’d. Notes, 144A	0.473	01/12/24	15,000	14,323,359

				98,736,601

Iron/Steel 0.3%
Nucor Corp.,
Sr. Unsec’d. Notes	3.950	05/23/25	8,000	8,098,953

Machinery-Construction & Mining 0.6%
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN	0.450	09/14/23	15,000	14,597,202

Machinery-Diversified 0.4%
CNH Industrial Capital LLC,
Gtd. Notes	3.950	05/23/25	11,000	10,975,445

Media 0.3%
Walt Disney Co. (The),
Gtd. Notes, 3 Month LIBOR + 0.390%	1.970(c)	09/01/22	8,000	7,996,043

Oil & Gas 1.6%
Exxon Mobil Corp.,
Sr. Unsec’d. Notes	1.571	04/15/23	21,000	20,799,836
Phillips 66,
Gtd. Notes	0.900	02/15/24	16,000	15,397,320
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes	0.550	05/15/23	6,750	6,596,199

				42,793,355

See Notes to Financial Statements.

Prudential Investment Portfolios 2	25

PGIM Core Short-Term Bond Fund

Schedule of Investments  (unaudited) (continued)

as of July 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals 2.8%
AbbVie, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.650%	2.155%(c)	11/21/22	4,000	$3,994,785
AmerisourceBergen Corp.,
Sr. Unsec’d. Notes	0.737	03/15/23	17,810	17,490,991
Astrazeneca Finance LLC (United Kingdom),
Gtd. Notes	0.700	05/28/24	21,500	20,502,633
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes	0.537	11/13/23	20,000	19,408,745
GlaxoSmithKline Capital PLC (United Kingdom),
Gtd. Notes	0.534	10/01/23	13,500	13,115,779

				74,512,933

Pipelines 0.9%
Enterprise Products Operating LLC,
Gtd. Notes	3.900	02/15/24	4,376	4,389,839
Southern Natural Gas Co. LLC,
Sr. Unsec’d. Notes, 144A	0.625	04/28/23	4,250	4,126,845
TransCanada PipeLines Ltd. (Canada),
Sr. Unsec’d. Notes	1.000	10/12/24	8,000	7,517,915
Sr. Unsec’d. Notes	2.500	08/01/22	7,000	6,999,943

				23,034,542

Real Estate Investment Trusts (REITs) 0.8%
Public Storage,
Sr. Unsec’d. Notes, SOFR + 0.470%	2.699(c)	04/23/24	20,000	19,877,921

Retail 0.6%
7-Eleven, Inc.,
Sr. Unsec’d. Notes, 144A	0.625	02/10/23	5,000	4,922,097
Sr. Unsec’d. Notes, 144A	0.800	02/10/24	7,000	6,690,030
Home Depot, Inc. (The),
Sr. Unsec’d. Notes	2.700	04/15/25	5,000	4,946,835

				16,558,962

Savings & Loans 0.9%
Nationwide Building Society (United Kingdom),
Sr. Unsec’d. Notes, 144A	0.550	01/22/24	25,000	23,899,080

See Notes to Financial Statements.

26

PGIM Core Short-Term Bond Fund

Schedule of Investments  (unaudited) (continued)

as of July 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Semiconductors 1.0%
Microchip Technology, Inc.,
Sr. Sec’d. Notes	0.972%	02/15/24	28,500	$27,197,418

Software 0.6%
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes	0.600	03/01/24	14,250	13,568,633
Infor, Inc.,
Sr. Unsec’d. Notes, 144A	1.450	07/15/23	1,800	1,751,438

				15,320,071

Telecommunications 2.1%
NTT Finance Corp. (Japan),
Gtd. Notes, 144A	0.583	03/01/24	15,250	14,548,936
Sr. Unsec’d. Notes, 144A	4.142	07/26/24	2,000	2,019,126
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	0.750	03/22/24	12,000	11,544,946
Sr. Unsec’d. Notes, SOFR Index + 0.500%	2.452(c)	03/22/24	23,000	22,722,176
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes	2.500	09/26/22	3,600	3,597,041

				54,432,225

Transportation 0.2%
United Parcel Service, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.450%	2.727(c)	04/01/23	5,144	5,139,469

TOTAL CORPORATE BONDS (cost $1,306,350,415)				1,281,568,287

TOTAL LONG-TERM INVESTMENTS (cost $1,716,680,792)				1,683,087,671

SHORT-TERM INVESTMENTS 35.9%

CERTIFICATES OF DEPOSIT 3.6%
BNP Paribas SA(France), SOFR + 0.510%	2.790(c)	09/21/22	6,500	6,501,675
Credit Agricole Corporate & Investment Bank	2.380	09/22/22	22,000	21,995,089
Mitsubishi UFJ Trust & Banking Corp.(Japan)	1.830	08/02/22	15,000	14,999,205
Nordea Bank Abp(Finland), SOFR + 0.500%	2.780(c)	09/09/22	20,000	20,005,382

See Notes to Financial Statements.

Prudential Investment Portfolios 2	27

PGIM Core Short-Term Bond Fund

Schedule of Investments  (unaudited) (continued)

as of July 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CERTIFICATES OF DEPOSIT (Continued)
Sumitomo Mitsui Trust Bank Ltd.(Japan), SOFR + 0.340%	2.620%(c)	10/13/22	30,000	$29,998,020

TOTAL CERTIFICATES OF DEPOSIT (cost $93,500,000)				93,499,371

COMMERCIAL PAPER 18.7%
Alexandria Real Estate Equities, Inc., 144A	2.252(n)	08/03/22	9,000	8,997,029
144A	2.502(n)	08/10/22	41,000	40,967,269
Alimentation Couche-Tard, Inc., 144A	2.656(n)	08/18/22	10,000	9,985,178
144A	2.709(n)	09/01/22	15,000	14,961,424
BNP Paribas SA(France), 144A, SOFR + 0.420%	2.594(c)	12/07/22	20,000	20,000,056
Consolidated Edison, Inc., 144A	2.115(n)	08/01/22	5,000	4,998,950
Enbridge, Inc., 144A	2.308(n)	08/15/22	25,000	24,967,594
144A	2.583(n)	08/08/22	9,000	8,993,155
Enel Finance America LLC, 144A	1.805(n)	08/01/22	16,500	16,496,534
144A	2.654(n)	08/05/22	7,750	7,746,157
144A	3.370(n)	09/23/22	16,500	16,428,441
Federation Des Caisses Desjardins, 144A	2.414(n)	10/03/22	25,000	24,880,375
Glencore Funding LLC, 144A	2.204(n)	08/08/22	25,000	24,982,438
HCP, Inc., 144A	2.259(n)	08/16/22	15,000	14,980,290
144A	2.308(n)	08/17/22	15,000	14,979,163
Hitachi America Capital Ltd., 144A	2.591(n)	08/04/22	25,000	24,989,650
Kreditanstalt fuer Wiederaufbau, 144A	2.006(n)	08/16/22	26,000	25,981,267
Mitsubishi Corp., 144A	1.823(n)	08/08/22	22,500	22,485,475
Nutrien Ltd., 144A	2.156(n)	08/02/22	20,000	19,994,291
Ontario Teachers’ Finance Trust, 144A	3.151(n)	01/12/23	10,000	9,847,056

See Notes to Financial Statements.

28

PGIM Core Short-Term Bond Fund

Schedule of Investments  (unaudited) (continued)

as of July 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER (Continued)
Realty Income Corp., 144A	2.258%(n)	08/12/22	6,000	$5,993,978
Suncor Energy, Inc., 144A	2.184(n)	08/10/22	18,500	18,484,139
Swedbank AB(Sweden), SOFR + 0.410%	2.602(c)	11/14/22	15,000	15,000,433
TotalEnergies Capital Canada Ltd., 144A	2.052(n)	08/03/22	20,000	19,993,536
144A	2.103(n)	08/08/22	15,000	14,990,150
TransCanada PipeLines Ltd., 144A	2.204(n)	08/09/22	5,000	4,996,077
144A	2.308(n)	08/16/22	5,000	4,993,505
Virginia Electric & Power Co.	2.034(n)	08/02/22	20,000	19,994,667
WEC Energy Group, Inc., 144A	2.601(n)	08/02/22	8,000	7,997,752
Welltower, Inc., 144A	2.103(n)	08/04/22	20,500	20,491,311

TOTAL COMMERCIAL PAPER (cost $490,707,656)				490,597,340

CORPORATE BONDS 2.1%

Aerospace & Defense 0.4%
Boeing Co. (The),
Sr. Unsec’d. Notes	1.167%	02/04/23	11,200	11,055,561

Computers 0.6%
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes	4.400%	10/15/22	17,000	17,007,662

Diversified Financial Services 0.4%
American Express Co.,
Sr. Unsec’d. Notes	3.400%	02/27/23	11,000	11,026,371

Electric 0.5%
Southern California Edison Co.,
First Mortgage, Series D	3.400%	06/01/23	12,500	12,454,246

See Notes to Financial Statements.

Prudential Investment Portfolios 2	29

PGIM Core Short-Term Bond Fund

Schedule of Investments  (unaudited) (continued)

as of July 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Machinery-Construction & Mining 0.2%
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN, SOFR + 0.150%	1.542%(c)	11/17/22	4,400	$4,392,963

TOTAL CORPORATE BONDS (cost $56,109,478)				55,936,803

			Shares
UNAFFILIATED FUND 11.5%
Dreyfus Government Cash Management (Institutional Shares) (cost $303,222,716)			303,222,716	303,222,716

TOTAL SHORT-TERM INVESTMENTS (cost $943,539,850)				943,256,230

TOTAL INVESTMENTS 99.9% (cost $2,660,220,642)				2,626,343,901
Other assets in excess of liabilities(z) 0.1%				3,423,659

NET ASSETS 100.0%				$2,629,767,560

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2022.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of July 31, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(n)	Rate shown reflects yield to maturity at purchased date.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Interest rate swap agreements outstanding at July 31, 2022:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2022	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements:
18,500	08/22/22	1.421%(S)	3 Month LIBOR(1)(Q)	$(17,603)	$(59,429)	$(41,826)

See Notes to Financial Statements.

30

PGIM Core Short-Term Bond Fund

Schedule of Investments  (unaudited) (continued)

as of July 31, 2022

Interest rate swap agreements outstanding at July 31, 2022 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2022	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
59,800	09/03/22	1.919%(S)	3 Month LIBOR(1)(Q)	$(586,731)	$(323,659)	$263,072
15,000	01/30/23	1.467%(S)	3 Month LIBOR(1)(Q)	—	77,599	77,599
65,700	05/11/23	2.250%(A)	1 Day USOIS(1)(A)	(3,959,253)	271,584	4,230,837
100,000	07/26/23	0.192%(A)	1 Day USOIS(1)(A)	—	2,842,981	2,842,981
70,000	11/26/23	2.447%(A)	1 Day SOFR(1)(A)	—	352,982	352,982
20,000	12/01/23	2.634%(A)	1 Day SOFR(1)(A)	—	21,485	21,485
19,250	02/04/24	0.133%(A)	1 Day USOIS(1)(A)	24,122	875,629	851,507
47,000	03/01/24	0.230%(A)	1 Day USOIS(1)(A)	58,857	2,127,202	2,068,345
28,500	03/01/24	2.478%(A)	1 Day SOFR(1)(A)	—	146,779	146,779
12,000	03/15/24	0.276%(A)	1 Day USOIS(1)(A)	—	543,288	543,288
17,000	03/18/24	0.278%(A)	1 Day USOIS(1)(A)	—	772,253	772,253
25,000	03/31/24	2.305%(A)	1 Day SOFR(1)(A)	150,637	139,023	(11,614)
3,000	04/26/24	0.305%(A)	1 Day USOIS(1)(A)	—	141,499	141,499
9,750	05/11/24	0.300%(A)	1 Day SOFR(1)(A)	(2,320)	463,027	465,347
90,000	05/11/24	2.603%(A)	1 Day SOFR(1)(A)	(14,235)	192,943	207,178
12,000	05/20/24	0.296%(A)	1 Day USOIS(1)(A)	—	581,912	581,912
21,000	06/16/24	0.304%(A)	1 Day USOIS(1)(A)	—	1,039,667	1,039,667
25,000	08/05/24	0.261%(A)	1 Day SOFR(1)(A)	—	1,297,270	1,297,270
34,000	08/08/24	2.512%(A)	1 Day SOFR(1)(A)	268,520	61,765	(206,755)
3,000	08/13/24	0.368%(A)	1 Day SOFR(1)(A)	—	147,601	147,601
15,000	08/31/24	0.399%(A)	1 Day USOIS(1)(A)	—	751,167	751,167
12,000	09/01/24	2.500%(A)	1 Day SOFR(1)(A)	2,973	52,529	49,556
7,500	09/09/24	0.368%(A)	1 Day SOFR(1)(A)	(293)	380,509	380,802
8,000	10/12/24	0.511%(A)	1 Day SOFR(1)(A)	—	387,880	387,880
25,000	11/29/24	0.090%(A)	1 Day USOIS(1)(A)	(2,037)	1,609,989	1,612,026
17,000	03/21/25	1.998%(A)	1 Day SOFR(1)(A)	—	238,402	238,402
59,750	03/30/25	2.418%(A)	1 Day SOFR(1)(A)	402,571	133,784	(268,787)
12,000	05/11/25	0.450%(A)	1 Day SOFR(1)(A)	105,148	738,012	632,864
28,750	06/29/25	3.086%(A)	1 Day SOFR(1)(A)	(91,383)	(390,029)	(298,646)

				$(3,661,027)	$15,615,644	$19,276,671

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

See Notes to Financial Statements.

Prudential Investment Portfolios 2	31

PGIM Core Short-Term Bond Fund

Schedule of Investments  (unaudited) (continued)

as of July 31, 2022

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$9,825,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Automobiles	$—	$9,110,741	$—
Credit Cards	—	31,383,964	—
Home Equity Loans	—	17,465,331	—
Residential Mortgage-Backed Securities	—	5,935,634	—
Certificates of Deposit	—	57,903,805	—
Commercial Mortgage-Backed Securities	—	279,719,909	—
Corporate Bonds	—	1,281,568,287	—
Short-Term Investments
Certificates of Deposit	—	93,499,371	—
Commercial Paper	—	490,597,340	—
Corporate Bonds	—	55,936,803	—
Unaffiliated Fund	303,222,716	—	—

Total	$303,222,716	$2,323,121,185	$—

Other Financial Instruments*
Assets
Centrally Cleared Interest Rate Swap Agreements	$—	$20,104,299	$—

Liabilities
Centrally Cleared Interest Rate Swap Agreements	$—	$(827,628)	$—

See Notes to Financial Statements.

32

PGIM Core Short-Term Bond Fund

Schedule of Investments  (unaudited) (continued)

as of July 31, 2022

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of July 31, 2022 were as follows:

Commercial Paper	18.7%
Banks	12.0
Unaffiliated Fund	11.5
Commercial Mortgage-Backed Securities	10.7
Certificates of Deposit	5.8
Electric	5.6
Insurance	3.8
Auto Manufacturers	3.4
Diversified Financial Services	3.2
Pharmaceuticals	2.8
Telecommunications	2.1
Beverages	1.8
Oil & Gas	1.6
Credit Cards	1.2
Healthcare-Products	1.1
Semiconductors	1.0
Savings & Loans	0.9
Pipelines	0.9
Cosmetics/Personal Care	0.9
Computers	0.8
Real Estate Investment Trusts (REITs)	0.8
Machinery-Construction & Mining	0.8
Airlines	0.7
Home Equity Loans	0.7
Retail	0.6

Foods	0.6%
Software	0.6
Forest Products & Paper	0.5
Gas	0.5
Chemicals	0.4
Healthcare-Services	0.4
Household Products/Wares	0.4
Aerospace & Defense	0.4
Machinery-Diversified	0.4
Agriculture	0.4
Automobiles	0.3
Iron/Steel	0.3
Media	0.3
Entertainment	0.3
Residential Mortgage-Backed Securities	0.2
Transportation	0.2
Biotechnology	0.2
Building Materials	0.1

99.9
Other assets in excess of liabilities	0.1

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of July 31, 2022 as presented in the Statement of Assets and Liabilities:

See Notes to Financial Statements.

Prudential Investment Portfolios 2	33

PGIM Core Short-Term Bond Fund

Schedule of Investments  (unaudited) (continued)

as of July 31, 2022

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker-variation margin swaps	$20,104,299	*	Due from/to broker-variation margin swaps	$827,628	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended July 31, 2022 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Swaps
Interest rate contracts	$(2,588,911)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Swaps
Interest rate contracts	$13,023,901

For the six months ended July 31, 2022, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Interest Rate Swap Agreements (1)	$725,543,333

*	Average volume is based on average quarter end balances as noted for the six months ended July 31, 2022.
(1)	Notional Amount in USD.

See Notes to Financial Statements.

34

PGIM Core Short-Term Bond Fund

Statement of Assets & Liabilities  (unaudited)

as of July 31, 2022

Assets
Unaffiliated investments (cost $2,660,220,642)	$2,626,343,901
Deposit with broker for centrally cleared/exchange-traded derivatives	9,825,000
Interest receivable	6,523,909
Due from broker—variation margin swaps	303,885
Prepaid expenses and other assets	41,301

Total Assets	2,643,037,996

Liabilities
Payable for investments purchased	9,990,000
Dividends payable	3,142,849
Management fee payable	60,934
Accrued expenses and other liabilities	59,226
Affiliated transfer agent fee payable	16,667
Trustees’ fees payable	760

Total Liabilities	13,270,436

Net Assets	$2,629,767,560

Net assets were comprised of:
Paid-in capital	$2,681,324,639
Total distributable earnings (loss)	(51,557,079)

Net assets, July 31, 2022	$2,629,767,560

Net asset value and redemption price per share ($2,629,767,560 ÷ 288,700,949 shares of beneficial interest issued and outstanding)	$9.11

See Notes to Financial Statements.

Prudential Investment Portfolios 2	35

PGIM Core Short-Term Bond Fund

Statement of Operations  (unaudited)

Six Months Ended July 31, 2022

Net Investment Income (Loss)
Income
Interest income	$16,131,634
Unaffiliated dividend income	780,590

Total income	16,912,224

Expenses
Management fee	356,290
Custodian and accounting fees	61,476
Transfer agent’s fees and expenses (including affiliated expense of $ 49,613)	49,613
Audit fee	19,166
Legal fees and expenses	9,368
Trustees’ fees	4,760
Shareholders’ reports	3,968
Miscellaneous	17,651

Total expenses	522,292

Net investment income (loss)	16,389,932

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions	(162,386)
Swap agreement transactions	(2,588,911)

(2,751,297)

Net change in unrealized appreciation (depreciation) on:
Investments	(26,635,876)
Swap agreements	13,023,901

(13,611,975)

Net gain (loss) on investment transactions	(16,363,272)

Net Increase (Decrease) In Net Assets Resulting From Operations	$26,660

See Notes to Financial Statements.

36

PGIM Core Short-Term Bond Fund

Statements of Changes in Net Assets   (unaudited)

	Six Months Ended	Year Ended

	July 31, 2022	January 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 16,389,932	$ 32,343,131
Net realized gain (loss) on investment transactions	(2,751,297)	(10,356,938)
Net change in unrealized appreciation (depreciation) on investments	(13,611,975)	(14,626,718)

Net increase (decrease) in net assets resulting from operations	26,660	7,359,475

Dividends and Distributions
Distributions from distributable earnings	(15,708,661)	(23,901,687)
Tax return of capital distributions	—	(291,540)

Total dividends and distributions	(15,708,661)	(24,193,227)

Fund share transactions
Net proceeds from shares sold (40,820,053 and 30,186,091 shares, respectively)	371,931,097	277,486,085
Net asset value of shares issued in reinvestment of dividends and distributions (431,200 and 774,728 shares, respectively)	3,930,283	7,137,574
Cost of shares purchased (7,417,226 and 73,997,536 shares, respectively)	(67,614,855)	(680,113,269)

Net increase (decrease) in net assets from Fund share transactions	308,246,525	(395,489,610)

Total increase (decrease)	292,564,524	(412,323,362)

Net Assets:
Beginning of period	2,337,203,036	2,749,526,398

End of period	$2,629,767,560	$2,337,203,036

See Notes to Financial Statements.

Prudential Investment Portfolios 2	37

PGIM Core Short-Term Bond Fund

Financial Highlights  (unaudited)

	Six Months Ended July 31, 2022		Year Ended January 31,
			2022		2021	2020	2019	2018
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.17		$9.23		$9.21	$9.22	$9.28	$9.27
Income (loss) from investment operations:
Net investment income (loss)	0.06		0.11		0.18	0.27	0.26	0.19
Net realized and unrealized gain (loss) on investment transactions	(0.06)		(0.09)		(0.03)	0.02	(0.04)	0.03
Total from investment operations	-		0.02		0.15	0.29	0.22	0.22
Less Dividends and Distributions:
Dividends from net investment income	(0.06)		(0.08)		(0.12)	(0.29)	(0.28)	(0.21)
Tax return of capital distributions	-		(0.00	)(b)	(0.01)	-	-	-
Distributions from net realized gains	-		-		-	(0.01)	-	-
Total dividends and distributions	(0.06)		(0.08)		(0.13)	(0.30)	(0.28)	(0.21)
Net asset value, end of period	$9.11		$9.17		$9.23	$9.21	$9.22	$9.28
Total Return(c):	(0.03)%		0.24%		1.67%	3.16%	2.42%	2.36%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,629,768		$2,337,203		$2,749,526	$2,711,895	$2,911,225	$3,119,050
Average net assets (000)	$2,455,055		$2,704,291		$2,734,881	$2,860,307	$2,997,474	$3,082,883
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.04	%(e)	0.04%		0.04%	0.04%	0.03%	0.03%
Expenses before waivers and/or expense reimbursement	0.04	%(e)	0.04%		0.04%	0.04%	0.03%	0.03%
Net investment income (loss)	1.35	%(e)	1.20%		1.92%	2.91%	2.76%	2.04%
Portfolio turnover rate(f)	19%		26%		54%	43%	35%	53%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.

See Notes to Financial Statements.

38

PGIM Core Short-Term Bond Fund

Financial Highlights  (unaudited) (continued)

(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Investment Portfolios 2	39

PGIM Core Ultra Short Bond Fund

Schedule of Investments  (unaudited)

as of July 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 11.6%

CERTIFICATES OF DEPOSIT 9.8%
Bank of Montreal (Canada), SOFR + 0.290%	2.570%(c)	02/28/23	90,000	$89,818,095
Bank of Nova Scotia (Canada),
SOFR + 0.150%	2.430(c)	08/19/22	98,000	97,998,235
SOFR + 0.150%	2.430(c)	10/17/22	70,000	69,962,801
SOFR + 0.150%	2.430(c)	10/20/22	80,000	79,955,194
Canadian Imperial Bank of Commerce (Canada), SOFR + 0.150%	2.430(c)	10/13/22	150,000	149,939,622
US Federal Funds Effective Rate + 0.110%	2.440(c)	08/15/22	75,000	74,996,146
Skandinaviska Enskilda Banken AB (Sweden), SOFR + 0.730%	3.010(c)	03/17/23	100,000	100,078,176
Svenska Handelsbanken (Sweden),
SOFR + 0.250%	2.530(c)	02/24/23	120,000	119,750,259
SOFR + 0.510%	2.790(c)	03/28/23	55,000	54,958,291
SOFR + 0.700%	2.980(c)	03/15/23	84,000	84,043,472
Westpac Banking Corp. (Australia),
SOFR + 0.130%	2.410(c)	09/02/22	55,000	54,994,735
SOFR + 0.140%	2.420(c)	10/07/22	150,000	149,932,176
SOFR + 0.500%	2.780(c)	03/30/23	70,000	69,944,168

				1,196,371,370

Bank of America NA, SOFR + 0.550%	2.090(c)	07/06/23	117,000	116,841,108
MUFG Bank Ltd. (Japan)	0.300	10/25/22	30,000	29,824,538
Toronto-Dominion Bank (The),
SOFR + 0.650%	2.270(c)	07/03/23	32,000	31,975,946
USOIS + 0.520%	2.100(c)	06/30/23	50,000	49,904,187

				228,545,779

Bank of Montreal (Canada), SOFR + 0.610%	2.890(c)	07/21/23	150,000	149,796,563
BNP Paribas SA (France), SOFR + 0.530%	2.810(c)	05/22/23	92,000	91,898,058
Canadian Imperial Bank of Commerce (Canada), SOFR + 0.570% (Cap N/A, Floor 0.000%)	2.850(c)	07/10/23	100,000	99,836,210
Cooperatieve Rabobank UA (Netherlands), SOFR + 0.650%	2.930(c)	07/07/23	87,000	86,959,916
Nordea Bank Abp (Finland),
SOFR + 0.540%	2.820(c)	05/25/23	115,000	114,885,994
SOFR + 0.710%	2.990(c)	07/20/23	160,000	159,991,558
Royal Bank of Canada (Canada), SOFR + 0.730% (Cap
N/A, Floor 0.000%)	3.010(c)	08/11/23	150,000	149,955,045

See Notes to Financial Statements.

40

PGIM Core Ultra Short Bond Fund

Schedule of Investments  (unaudited) (continued)

as of July 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CERTIFICATES OF DEPOSIT (Continued)
Svenska Handelsbanken (Sweden), SOFR + 0.540%	2.820%(c)	06/01/23	230,000	$229,666,482
Swedbank AB (Sweden), SOFR + 0.710%	2.990(c)	07/19/23	100,000	99,989,216

				1,182,979,042

TOTAL CERTIFICATES OF DEPOSIT
(cost $2,610,000,147)				2,607,896,191

COMMERCIAL PAPER 0.9%
Bank of America Securities, Inc., 144A, SOFR + 0.520%	2.280(c)	06/01/23	115,000	114,837,177
Federation Des Caisses Desjardins, 144A, SOFR + 0.600%	2.050(c)	06/23/23	38,000	37,976,111
Royal Bank of Canada, 144A, 3 Month LIBOR + 0.050%	1.336(c)	08/01/22	100,000	100,000,000

TOTAL COMMERCIAL PAPER
(cost $253,000,000)				252,813,288

CORPORATE BONDS 0.7%

Auto Manufacturers
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN, SOFR + 0.280%	2.560(c)	12/14/22	87,000	86,884,870
Sr. Unsec’d. Notes, MTN, SOFR + 0.750%	3.030(c)	07/25/23	106,000	106,003,789

TOTAL CORPORATE BONDS
(cost $193,000,000)				192,888,659

MUNICIPAL BOND 0.2%

Arizona
Maricopa County Industrial Development Authority,
Taxable, Revenue Bonds, Series 2021 B-2
(cost $50,000,000)	2.250(cc)	01/01/61	50,000	50,000,000

TOTAL LONG-TERM INVESTMENTS
(cost $3,106,000,147)				3,103,598,138

See Notes to Financial Statements.

Prudential Investment Portfolios 2	41

PGIM Core Ultra Short Bond Fund

Schedule of Investments  (unaudited) (continued)

as of July 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

SHORT-TERM INVESTMENTS 88.3%

CERTIFICATES OF DEPOSIT 13.6%
Bank of Montreal (Canada),
SOFR + 0.150%	2.430%(c)	09/28/22	72,500	$72,473,743
US Federal Funds Effective Rate + 0.120%	2.450(c)	09/22/22	50,000	49,988,333
Bank of Nova Scotia (Canada),
SOFR + 0.250%	2.530(c)	02/17/23	112,000	111,804,032
SOFR + 0.600%	2.880(c)	12/19/22	25,000	25,011,287
SOFR + 0.620%	2.900(c)	04/10/23	180,000	179,967,229
BNP Paribas SA (France),
SOFR + 0.250%	2.530(c)	02/22/23	65,000	64,877,187
SOFR + 0.510%	2.790(c)	09/21/22	170,000	170,043,795
Canadian Imperial Bank of Commerce (Canada),
SOFR + 0.400%	2.680(c)	11/10/22	124,000	124,009,156
SOFR + 0.620%	2.900(c)	12/21/22	120,000	120,089,017
Citibank NA	2.300	09/23/22	240,000	239,911,550
Citibank NA	3.550	02/06/23	79,500	79,512,324
Credit Agricole Corporate & Investment Bank	1.700	09/01/22	50,000	49,968,184
Credit Agricole Corporate & Investment Bank	2.380	09/22/22	34,000	33,992,411
Credit Agricole Corporate & Investment Bank	2.580	09/21/22	61,000	61,005,686
Mitsubishi UFJ Trust & Banking Corp.	1.830	08/02/22	68,000	67,996,395
Mitsubishi UFJ Trust & Banking Corp., SOFR + 0.320%	2.600(c)	09/07/22	108,000	108,003,156
MUFG Bank Ltd. (Japan),
SOFR + 0.320%	2.600(c)	09/02/22	125,000	125,010,652
SOFR + 0.450%	2.730(c)	11/30/22	153,000	153,018,161
MUFG Bank Ltd.	0.220	08/09/22	45,000	44,971,076
Nordea Bank Abp (Finland),
SOFR + 0.400%	2.680(c)	11/18/22	100,000	100,001,769
SOFR + 0.500%	2.780(c)	09/09/22	72,000	72,019,376
SOFR + 0.550%	2.830(c)	02/21/23	35,000	34,992,392
Sumitomo Mitsui Banking Corp. (Japan),
SOFR + 0.180%	2.460(c)	08/02/22	94,000	94,001,702
SOFR + 0.180%	2.460(c)	08/03/22	114,000	114,002,456
SOFR + 0.500%	2.780(c)	12/22/22	70,000	70,014,328
Sumitomo Mitsui Trust Bank Ltd.	2.190	08/03/22	125,000	124,998,086
Sumitomo Mitsui Trust Bank Ltd.	2.300	08/05/22	50,000	49,999,800
Sumitomo Mitsui Trust Bank Ltd., SOFR + 0.340%	2.620(c)	10/13/22	50,000	49,996,701
Toronto-Dominion Bank (The),
SOFR + 0.140%	0.190(c)	08/02/22	193,000	193,002,551
SOFR + 0.250%	0.300(c)	02/09/23	35,000	34,935,227
SOFR + 0.750%	2.280(c)	07/26/23	115,000	115,001,786

See Notes to Financial Statements.

42

PGIM Core Ultra Short Bond Fund

Schedule of Investments  (unaudited) (continued)

as of July 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CERTIFICATES OF DEPOSIT (Continued)
Truist Bank	2.100%	08/02/22	265,000	$264,993,484
Truist Bank	2.310	08/04/22	200,000	199,999,600
Truist Bank	2.310	08/05/22	125,000	124,999,750
Westpac Banking Corp. (Australia),
SOFR + 0.130%	2.410(c)	09/01/22	39,500	39,496,751
SOFR + 0.130%	2.410(c)	09/09/22	80,000	79,986,473

TOTAL CERTIFICATES OF DEPOSIT
(cost $3,644,475,600)				3,644,095,606

COMMERCIAL PAPER 35.4%
Australia & New Zealand Banking Group Ltd., 144A, SOFR + 0.280%	1.530(c)	02/24/23	61,000	60,876,566
Bank of America Securities, Inc., 144A	0.000(cc)	09/19/22	119,000	119,031,946
144A	1.952(n)	08/01/22	10,000	9,998,042
144A, SOFR + 0.500%	1.260(c)	03/09/23	61,000	60,945,332
144A, SOFR + 0.600%	2.280(c)	03/03/23	97,000	96,972,153
144A, USOIS + 0.120%	0.200(c)	10/14/22	25,000	24,990,791
144A, USOIS + 0.140%	0.220(c)	10/26/22	27,000	26,989,790
Banner Health	2.354(n)	08/24/22	15,000	14,973,718
Banner Health	2.409(n)	09/21/22	15,000	14,944,785
Baptist Health South Florida, Inc.	1.893(n)	08/11/22	30,000	29,973,707
BNG Bank NV, 144A	2.311(n)	08/05/22	8,000	7,996,438
BNP Paribas SA(France), 144A, SOFR + 0.420%	2.700(c)	12/07/22	140,000	140,000,393
Caisse des Depots et Consignations, 144A	1.653(n)	08/02/22	150,000	149,962,999
144A	2.359(n)	09/26/22	150,000	149,419,341
144A	2.370(n)	09/27/22	175,000	174,309,333
CDP Financial, Inc., 144A	1.423(n)	08/08/22	40,000	39,974,511
144A	1.423(n)	08/09/22	68,500	68,451,964
144A	1.724(n)	08/01/22	19,000	18,996,374
144A	2.140(n)	09/06/22	79,250	79,047,213
144A	2.141(n)	09/12/22	25,000	24,925,313
144A	2.162(n)	09/19/22	165,000	164,422,518
144A	2.785(n)	10/25/22	68,000	67,553,859
144A	2.789(n)	10/19/22	95,000	94,429,599
144A	2.799(n)	10/24/22	71,000	70,540,843

See Notes to Financial Statements.

Prudential Investment Portfolios 2	43

PGIM Core Ultra Short Bond Fund

Schedule of Investments  (unaudited) (continued)

as of July 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER (Continued)
Citigroup Global Markets Inc., 144A	0.190%(n)	09/23/22	45,000	$44,819,960
144A	0.341(n)	08/02/22	56,000	55,985,689
144A	1.728(n)	09/22/22	67,000	66,736,932
144A	3.030(n)	06/06/23	70,000	67,777,173
144A	3.203(n)	01/11/23	64,000	63,021,412
144A	3.356(n)	01/10/23	27,000	26,590,759
Credit Agricole Corporate & Investment Bank	2.520(n)	09/20/22	30,000	29,889,186
Credit Agricole Corporate & Investment Bank	2.520(n)	09/22/22	30,000	29,884,363
DNB Bank ASA, 144A, SOFR + 0.550%	2.280(c)	03/23/23	100,000	99,964,106
Federation Des Caisses Desjardins, 144A	1.551(n)	08/30/22	25,000	24,948,022
144A	1.556(n)	08/31/22	50,000	49,892,566
144A	1.876(n)	08/19/22	87,000	86,882,869
144A	2.014(n)	08/15/22	83,000	82,909,735
144A	2.202(n)	09/22/22	58,000	57,777,852
144A	2.414(n)	10/03/22	92,000	91,559,780
144A, SOFR + 0.350%	2.630(c)	10/21/22	75,000	74,989,718
144A, SOFR + 0.510%	2.790(c)	03/17/23	141,000	140,869,973
Goldman Sachs International, 144A	0.251(n)	09/23/22	45,000	44,827,030
144A	0.251(n)	09/26/22	65,000	64,735,278
144A	2.019(n)	08/15/22	251,200	250,925,627
144A	2.243(n)	09/15/22	39,000	38,873,432
144A	2.253(n)	09/21/22	26,000	25,903,982
144A, SOFR + 0.620%	2.150(c)	06/23/23	54,500	54,440,711
144A, SOFR + 0.650%	2.180(c)	03/24/23	135,000	134,999,567
Hydro-Quebec, 144A	2.318(n)	09/23/22	149,000	148,452,309
144A	2.340(n)	09/26/22	150,000	149,415,900
John Deere Ltd., 144A	1.805(n)	08/08/22	24,000	23,984,580
144A	1.805(n)	08/16/22	40,000	39,953,620
144A	1.816(n)	08/17/22	50,000	49,938,778
144A	2.053(n)	08/09/22	50,000	49,964,662
144A	2.184(n)	08/15/22	25,000	24,972,623
144A	2.407(n)	09/08/22	30,000	29,920,016
144A	2.408(n)	09/12/22	40,000	39,882,750
144A	2.409(n)	09/20/22	26,500	26,408,200
144A	2.420(n)	09/22/22	10,900	10,860,783
144A	2.457(n)	09/19/22	73,000	72,751,995

See Notes to Financial Statements.

44

PGIM Core Ultra Short Bond Fund

Schedule of Investments  (unaudited) (continued)

as of July 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER (Continued)
JPMorgan Securities LLC, 144A	0.220%	10/04/22	50,000	$49,783,484
144A, SOFR + 0.000%	1.530(c)	05/25/23	95,000	94,906,227
144A, SOFR + 0.140%	0.190(c)	08/08/22	75,000	75,001,222
144A, SOFR + 0.140%	0.190(c)	08/11/22	76,500	76,501,132
144A, SOFR + 0.140%	1.670(c)	09/01/22	30,000	29,998,550
144A, SOFR + 0.340%	1.530(c)	10/12/22	113,000	112,993,600
144A, SOFR + 0.400%	1.200(c)	11/18/22	100,000	99,977,583
Kreditanstalt fuer Wiederaufbau, 144A	1.356(n)	08/08/22	188,000	187,926,994
144A	1.403(n)	08/09/22	132,000	131,943,413
144A	1.886(n)	08/22/22	150,000	149,850,799
144A	2.006(n)	08/16/22	70,000	69,949,565
144A	2.638(n)	10/19/22	60,000	59,650,270
144A	2.780(n)	10/27/22	100,000	99,329,500
Mitsubishi Corp., 144A	1.743(n)	08/02/22	50,000	49,987,111
144A	1.753(n)	08/05/22	140,000	139,936,845
144A	1.783(n)	08/01/22	140,000	139,972,934
144A	1.936(n)	08/12/22	17,000	16,984,603
144A	2.425(n)	08/30/22	12,000	11,974,731
144A	2.872(n)	11/01/22	50,000	49,636,757
National Australia Bank Ltd., 144A, SOFR + 0.470%	2.280(c)	10/25/22	28,000	28,004,924
National Securities Clearing Corp., 144A	1.603(n)	08/02/22	80,000	79,979,645
144A	2.318(n)	09/16/22	55,000	54,819,659
144A	2.337(n)	09/14/22	120,000	119,624,156
144A	2.337(n)	09/15/22	30,000	29,903,840
144A	2.339(n)	09/21/22	25,000	24,908,800
144A	2.339(n)	09/22/22	50,000	49,813,840
144A	2.339(n)	09/23/22	25,000	24,905,072
144A	2.375(n)	09/26/22	117,000	116,529,254
144A	2.390(n)	09/28/22	25,000	24,895,453
Nestle Finance International Ltd., 144A	2.073(n)	08/10/22	25,000	24,981,383
144A	2.326(n)	09/06/22	50,000	49,880,237
144A	2.345(n)	09/01/22	94,000	93,801,760
Ontario Teachers’ Finance Trust, 144A	2.276(n)	12/08/22	21,000	20,764,996
144A	3.151(n)	01/12/23	20,000	19,694,112

See Notes to Financial Statements.

Prudential Investment Portfolios 2	45

PGIM Core Ultra Short Bond Fund

Schedule of Investments  (unaudited) (continued)

as of July 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER (Continued)
Pacific Life Insurance Company, 144A	2.101%(n)	08/02/22	50,000	$49,987,222
144A	2.300(n)	08/01/22	40,000	39,992,333
144A	2.301(n)	08/05/22	43,000	42,980,770
144A	2.321(n)	08/04/22	65,000	64,975,084
Port Authority of New York and New Jersey	1.420	08/01/22	11,800	11,799,706
Port Authority of New York and New Jersey	2.050	08/29/22	9,200	9,198,028
PSP Capital, Inc., 144A	1.754(n)	08/02/22	50,000	49,987,278
144A	2.131(n)	09/15/22	60,000	59,805,120
144A	2.182(n)	09/22/22	60,000	59,773,309
144A	2.511(n)	09/26/22	60,000	59,754,658
144A	2.648(n)	10/17/22	25,000	24,852,222
144A	2.648(n)	10/18/22	60,000	59,639,820
144A	2.770(n)	10/31/22	83,000	82,400,980
144A	2.770(n)	11/01/22	60,000	59,561,417
144A	2.771(n)	11/03/22	60,000	59,550,244
Royal Bank of Canada(Canada), 144A, SOFR + 0.350%	2.280(c)	02/28/23	50,000	49,925,871
ST Engineering North America, Inc., 144A	1.474(n)	08/08/22	70,000	69,955,220
144A	1.774(n)	08/01/22	75,000	74,985,694
144A	1.846(n)	08/16/22	105,000	104,878,725
144A	2.541(n)	09/19/22	70,000	69,748,233
144A	2.561(n)	09/26/22	136,000	135,421,603
Swedbank AB (Sweden),
SOFR + 0.410%	2.690(c)	11/14/22	75,000	75,002,167
SOFR + 0.500%	2.780(c)	12/15/22	94,500	94,506,429
Target Corporation, 144A	1.825(n)	08/01/22	197,000	196,962,241
144A	2.321(n)	08/08/22	252,000	251,838,720
Texas Public Finance Auth.	2.300	08/16/22	27,700	27,696,011
TotalEnergies Capital Canada Ltd., 144A	1.802(n)	08/04/22	50,000	49,980,591
144A	1.961(n)	08/03/22	275,000	274,911,123
144A	2.103(n)	08/08/22	125,000	124,917,916
144A	2.192(n)	08/09/22	50,000	49,963,715
Toyota Credit Canada, Inc.	1.760(n)	09/12/22	50,000	49,841,875
Toyota Credit Canada, Inc.	2.255(n)	11/29/22	50,000	49,484,938
Toyota Credit Canada, Inc.	2.398(n)	12/07/22	50,000	49,444,160
Toyota Credit Canada, Inc.	2.522(n)	10/27/22	50,000	49,647,500

See Notes to Financial Statements.

46

PGIM Core Ultra Short Bond Fund

Schedule of Investments  (unaudited) (continued)

as of July 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER (Continued)
UBS AG, 144A, SOFR + 0.170%	0.220%(c)	08/18/22	25,000	$24,999,679
144A, SOFR + 0.170%	0.220(c)	09/21/22	48,000	47,984,458
144A, SOFR + 0.200%	1.057(c)	10/14/22	10,000	9,997,862
144A, SOFR + 0.310%	1.530(c)	02/17/23	50,000	49,909,192
Unilever Capital Corp., 144A	2.257(n)	09/06/22	50,000	49,873,304
Unilever Finance Netherlands BV, 144A	1.956(n)	08/16/22	60,000	59,930,430
144A	2.356(n)	09/06/22	50,000	49,873,304
University of Texas System	1.840	08/11/22	7,500	7,499,865
University of Texas System	2.150	09/13/22	7,500	7,498,137
Westpac Banking Corp.(Australia), 144A, SOFR + 0.500%	2.780(c)	03/23/23	50,000	49,968,674
Yale University	1.304(n)	08/01/22	18,155	18,151,514
Yale University	1.906(n)	08/17/22	14,000	13,982,828

TOTAL COMMERCIAL PAPER
(cost $9,471,628,532)				9,467,292,087

CORPORATE BOND 0.3%

Auto Manufacturers
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN, SOFR + 0.150%
(cost $67,998,556)	2.430%(c)	08/15/22	68,000	67,996,867

REPURCHASE AGREEMENTS 27.5%
Amherst Pierpont Securities LLC,
2.195%, dated 07/27/22, due 08/03/22 in the amount of $225,096,031 collateralized by FHLMC (coupon rates 0.000%-5.000%, maturity dates 12/17/29-08/01/52), FNMA (coupon rates 2.500%-3.500%, maturity dates 01/01/43-07/01/51) and TVA (coupon rates 5.500%-6.150%, maturity dates 01/15/38-06/15/38) with the aggregate value, including accrued interest, of $229,597,953.			225,000	225,000,000

See Notes to Financial Statements.

Prudential Investment Portfolios 2	47

PGIM Core Ultra Short Bond Fund

Schedule of Investments  (unaudited) (continued)

as of July 31, 2022

Description	Principal Amount (000)#	Value

REPURCHASE AGREEMENTS (Continued)
Amherst Pierpont Securities LLC, (cont’d.)
2.305%, dated 07/28/22, due 08/04/22 in the amount of $225,100,844 collateralized by FHLMC (coupon rates 2.500%-5.000%, maturity dates 02/01/34-08/01/52), FNMA (coupon rates 2.500%-6.039%, maturity dates 08/01/29-07/01/52), GNMA (coupon rates 2.706%-4.500%, maturity dates 07/20/52-03/20/72) and TVA (coupon rates 1.500%-5.880%, maturity dates 09/15/31-04/01/36) with the aggregate value, including accrued interest, of $229,602,861.	225,000	$225,000,000
2.3%, dated 07/29/22, due 08/01/22 in the amount of $500,095,833 collateralized by FHLB (coupon rate 0.000%, maturity date 09/23/22), FHLMC (coupon rates 2.000%-5.000%, maturity dates 07/01/26-08/01/52), FNMA (coupon rates 1.565%-5.670%, maturity dates 01/01/38-08/01/56), GNMA (coupon rates 2.345%-3.907%, maturity dates 05/15/63-05/20/69), TVA (coupon rates 4.875%-5.250%, maturity dates 09/15/39-01/15/48) and U.S. Treasury Securities (coupon rates 3.125%-3.250%, maturity dates 11/15/28-06/30/29) with the aggregate value, including accrued interest, of $510,097,751.	500,000	500,000,000
Canadian Imperial Bank of Commerce,
2.3%, dated 07/28/22, due 09/22/22 in the amount of $175,626,111 collateralized by U.S. Treasury Securities (coupon rates 0.000%-3.125%, maturity dates 05/15/23-05/15/51) with the aggregate value, including accrued interest, of $178,545,658.	175,000	175,000,000

See Notes to Financial Statements.

48

PGIM Core Ultra Short Bond Fund

Schedule of Investments  (unaudited) (continued)

as of July 31, 2022

Description	Principal Amount (000)#	Value

REPURCHASE AGREEMENTS (Continued)
Cantor Fitzgerald LP,
2.3%, dated 07/29/22, due 08/01/22 in the amount of $250,047,917 collateralized by FHLMC (coupon rates 1.500%-5.500%, maturity dates 01/01/30-08/01/52), FNMA (coupon rates 1.500%-7.000%, maturity dates 12/01/22-02/01/57), GNMA (coupon rates 2.400%-3.740%, maturity dates 09/15/60-05/15/63) and TVA (coupon rates 0.000%-5.250%, maturity dates 06/15/35-04/01/56) with the aggregate value, including accrued interest, of $255,048,875.	250,000	$250,000,000
CF Secured LLC,
2.3%, dated 07/29/22, due 08/01/22 in the amount of $500,095,833 collateralized by FHLMC (coupon rates 0.000%-5.000%, maturity dates 11/01/28-07/01/52), FNMA (coupon rates 0.000%-5.000%, maturity dates 06/01/24-01/01/57) and U.S. Treasury Securities (coupon rates 0.000%-2.500%, maturity dates 12/29/22-02/15/32) with the aggregate value, including accrued interest, of $510,097,751.	500,000	500,000,000
2.25%, dated 07/29/22, due 08/01/22 in the amount of $500,093,750 collateralized by FHLMC (coupon rates 0.000%-5.500%, maturity dates 03/15/31-05/01/52), FNMA (coupon rates 0.000%-5.500%, maturity dates 11/01/25-01/01/60), GNMA (coupon rates 3.000%-5.500%, maturity dates 08/15/33-10/20/51) and U.S. Treasury Securities (coupon rates 0.000%-3.625%, maturity dates 09/30/23-05/15/52) with the aggregate value, including accrued interest, of $510,095,625.	500,000	500,000,000
Credit Agricole Corporate & Investment Bank,
2.29%, dated 07/29/22, due 08/01/22 in the amount of $44,246,442 collateralized by FHLMC (coupon rate 3.500%, maturity date 12/01/47) with the aggregate value, including accrued interest, of $45,122,760.	44,238	44,238,000

See Notes to Financial Statements.

Prudential Investment Portfolios 2	49

PGIM Core Ultra Short Bond Fund

Schedule of Investments  (unaudited) (continued)

as of July 31, 2022

Description	Principal Amount (000)#	Value

REPURCHASE AGREEMENTS (Continued)
Goldman Sachs & Co.,
2.3%, dated 07/28/22, due 08/04/22 in the amount of $235,105,097 collateralized by GNMA (coupon rates 2.500%-2.830%, maturity dates 01/20/52-05/15/57) with the aggregate value, including accrued interest, of $239,715,314.	235,000	$235,000,000
ING Financial Markets LLC,
1.29%, dated 05/19/22, due 08/19/22 in the amount of $150,494,500 collateralized by FHLMC (coupon rates 3.000%-6.000%, maturity dates 07/01/36-07/01/52), FNMA (coupon rates 2.000%-5.500%, maturity dates 08/01/28-05/01/58) and GNMA (coupon rates 2.500%-5.070%, maturity dates 10/20/42-12/15/59) with the aggregate value, including accrued interest, of $153,000,000.	150,000	150,000,000
1.75%, dated 07/05/22, due 08/05/22 in the amount of $100,150,694 collateralized by FHLMC (coupon rates 2.000%-8.000%, maturity dates 09/01/29-07/01/52) and FNMA (coupon rates 2.000%-6.000%, maturity dates 08/01/28-09/01/57) with the aggregate value, including accrued interest, of $102,000,000.	100,000	100,000,000

1.75%, dated 07/06/22, due 08/05/22 in the amount of $50,072,917 collateralized by U.S. Treasury Securities (coupon rates 0.000%-2.875%, maturity dates 08/18/22-02/15/44) with the aggregate value, including accrued interest, of

$51,000,025.	50,000	50,000,000
1.97%, dated 07/14/22, due 08/15/22 in the amount of $25,043,778 collateralized by FHLMC (coupon rate 2.000%, maturity date 11/01/51) and GNMA (coupon rate 2.500%, maturity date 07/20/43) with the aggregate value, including accrued interest, of $25,500,000.	25,000	25,000,000
2.31%, dated 07/28/22, due 09/22/22 in the amount of $426,527,167 collateralized by FHLMC (coupon rates 1.609%-5.500%, maturity dates 05/01/35-09/01/40) and FNMA (coupon rates 1.500%-5.500%, maturity dates 08/01/34-07/01/52) with the aggregate value, including accrued interest, of $433,500,000.	425,000	425,000,000

See Notes to Financial Statements.

50

PGIM Core Ultra Short Bond Fund

Schedule of Investments  (unaudited) (continued)

as of July 31, 2022

Description	Principal Amount (000)#	Value

REPURCHASE AGREEMENTS (Continued)
NatWest Markets Securities, Inc.,
2.25%, dated 07/28/22, due 08/04/22 in the amount of $425,185,938 collateralized by U.S. Treasury Securities (coupon rates 1.250%-1.500%, maturity dates 02/15/25-08/15/31) with the aggregate value, including accrued interest, of $433,689,671.	425,000	$425,000,000
2.26%, dated 07/29/22, due 08/01/22 in the amount of $100,018,833 collateralized by FFCSB (coupon rates 0.125%-2.430%, maturity dates 02/03/23-01/29/37), FHLB (coupon rate 0.000%, maturity date 10/14/22) and TVA (coupon rates 1.500%-7.125%, maturity dates 05/01/30-09/15/31) with the aggregate value, including accrued interest, of $102,019,612.	100,000	100,000,000
Nomura Securities International, Inc.,
2.3%, dated 07/29/22, due 08/01/22 in the amount of $730,139,917 collateralized by FHLMC (coupon rates 1.500%-3.490%, maturity dates 10/01/41-06/01/52), FNMA (coupon rates 1.500%-7.500%, maturity dates 12/01/34-04/01/52), GNMA (coupon rates 2.700%-5.000%, maturity dates 12/20/51-10/15/62) and U.S. Treasury Securities (coupon rate 0.000%, maturity dates 08/15/24-05/15/40) with the aggregate value, including accrued interest, of $744,742,848.	730,000	730,000,000
RBC Dominion Securities, Inc.,
2.3%, dated 07/29/22, due 08/01/22 in the amount of $145,027,792 collateralized by FHLMC (coupon rates 3.000%-5.500%, maturity dates 03/01/36-01/01/50), FNMA (coupon rates 2.000%-3.500%, maturity dates 06/01/49-12/01/51), GNMA (coupon rates 2.000%-4.000%, maturity dates 01/15/42-05/20/52) and U.S. Treasury Securities (coupon rates 0.000%-3.250%, maturity dates 04/30/26-02/15/51) with the aggregate value, including accrued interest, of $147,900,034.	145,000	145,000,000

See Notes to Financial Statements.

Prudential Investment Portfolios 2	51

PGIM Core Ultra Short Bond Fund

Schedule of Investments  (unaudited) (continued)

as of July 31, 2022

Description	Principal Amount (000)#	Value

REPURCHASE AGREEMENTS (Continued)
Santander Bank NA,
2.305%, dated 07/29/22, due 08/01/22 in the amount of $182,034,959 collateralized by FHLMC (coupon rates 3.000%-4.500%, maturity dates 06/01/48-05/01/52) with the aggregate value, including accrued interest, of $185,675,659.	182,000	$182,000,000
Standard Chartered Bank,
2.25%, dated 07/29/22, due 08/01/22 in the amount of $190,035,625 collateralized by FHLMC (coupon rates 2.500%-4.000%, maturity dates 05/01/51-06/01/52), FNMA (coupon rates 2.000%-4.000%, maturity dates 12/01/50-11/01/51), GNMA (coupon rates 2.000%-4.500%, maturity dates 09/20/48-02/20/52), Inter-American Development Bank (coupon rate 0.625%, maturity date 07/15/25) and U.S. Treasury Securities (coupon rates 0.750%-6.250%, maturity dates 08/15/23-02/15/45) with the aggregate value, including accrued interest, of $193,836,339.	190,000	190,000,000
State Street Bank & Trust,
2.25%, dated 07/29/22, due 08/01/22 in the amount of $1,920,360,000 collateralized by U.S. Treasury Securities (coupon rates 0.125%-2.585%, maturity dates 01/31/23-04/15/23) with the aggregate value, including accrued interest, of $1,962,062,584.	1,920,000	1,920,000,000
TD Securities LLC,
2.3%, dated 07/29/22, due 08/01/22 in the amount of $70,013,417 collateralized by U.S. Treasury Securities (coupon rates 0.250%-1.875%, maturity dates 10/31/22-11/15/23) with the aggregate value, including accrued interest, of $71,400,064.	70,000	70,000,000

See Notes to Financial Statements.

52

PGIM Core Ultra Short Bond Fund

Schedule of Investments  (unaudited) (continued)

as of July 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

REPURCHASE AGREEMENTS (Continued)
Wells Fargo Bank NA,
2.31%, dated 07/29/22, due 08/01/22 in the amount of $200,038,500 collateralized by FNMA (coupon rates 2.000%-6.000%, maturity dates 02/01/23-03/01/61) with the aggregate value, including accrued interest, of $204,039,270.			200,000	$200,000,000

TOTAL REPURCHASE AGREEMENTS (cost $7,366,238,000)				7,366,238,000

TIME DEPOSITS 4.5%
ABN AMRO Bank NV	2.120%	08/02/22	75,000	75,000,000
ABN AMRO Bank NV	2.220	08/03/22	150,000	150,000,000
ABN AMRO Bank NV	2.330	08/04/22	30,000	30,000,000
ABN AMRO Bank NV	2.330	08/05/22	56,000	56,000,000
US Bank National Association	2.290	08/01/22	900,000	900,000,000

TOTAL TIME DEPOSITS (cost $1,211,000,000)				1,211,000,000

U.S. GOVERNMENT AGENCY OBLIGATIONS 7.0%
Federal Farm Credit Bank, SOFR + 0.015% (Cap N/A, Floor 0.000%)	2.295(c)	05/02/23	50,000	50,000,550
Federal Home Loan Bank,
SOFR + 0.010% (Cap N/A, Floor 0.000%)	2.290(c)	08/02/22	100,000	100,000,145
SOFR + 0.010% (Cap N/A, Floor 0.000%)	2.290(c)	08/02/22	145,000	145,000,212
SOFR + 0.010% (Cap N/A, Floor 0.000%)	2.290(c)	08/05/22	231,000	231,000,319
SOFR + 0.010% (Cap N/A, Floor 0.000%)	2.290(c)	09/16/22	225,000	225,001,107
SOFR + 0.020% (Cap N/A, Floor 0.000%)	2.300(c)	12/19/22	225,000	224,990,140
SOFR + 0.090%	2.370(c)	08/19/22	40,000	40,001,369
SOFR + 0.090% (Cap N/A, Floor 0.000%)	2.370(c)	08/12/22	415,000	415,009,229
Federal Home Loan Mortgage Corp.,
MTN, SOFR + 0.090% (Cap N/A, Floor 0.000%)	2.370(c)	08/03/22	200,000	200,001,204

See Notes to Financial Statements.

Prudential Investment Portfolios 2	53

PGIM Core Ultra Short Bond Fund

Schedule of Investments  (unaudited) (continued)

as of July 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Mortgage Corp., (cont’d.)
MTN, SOFR + 0.090% (Cap N/A, Floor 0.000%)	2.370%(c)	08/18/22	245,000	$245,011,052

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $1,876,020,649)				1,876,015,327

TOTAL SHORT-TERM INVESTMENTS (cost $23,637,361,337)				23,632,637,887

TOTAL INVESTMENTS 99.9% (cost $26,743,361,484)				26,736,236,025
Other assets in excess of liabilities 0.1%				19,396,095

NET ASSETS 100.0%				$26,755,632,120

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2022.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of July 31, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(n)	Rate shown reflects yield to maturity at purchased date.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Certificates of Deposit	$—	$ 2,607,896,191	$—
Commercial Paper	—	252,813,288	—

See Notes to Financial Statements.

54

PGIM Core Ultra Short Bond Fund

Schedule of Investments  (unaudited) (continued)

as of July 31, 2022

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Corporate Bonds	$—	$192,888,659	$—
Municipal Bond	—	50,000,000	—
Short-Term Investments
Certificates of Deposit	—	3,644,095,606	—
Commercial Paper	—	9,467,292,087	—
Corporate Bond	—	67,996,867	—
Repurchase Agreements	—	7,366,238,000	—
Time Deposits	—	1,211,000,000	—
U.S. Government Agency Obligations	—	1,876,015,327	—

Total	$—	$26,736,236,025	$—

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of July 31, 2022 were as follows:

Commercial Paper	36.3%
Repurchase Agreements	27.5
Certificates of Deposit	23.4
U.S. Government Agency Obligations	7.0
Time Deposits	4.5
Corporate Bonds	1.0
Municipal Bond	0.2

99.9
Other assets in excess of liabilities	0.1

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

See Notes to Financial Statements.

Prudential Investment Portfolios 2	55

PGIM Core Ultra Short Bond Fund

Schedule of Investments  (unaudited) (continued)

as of July 31, 2022

Offsetting of financial instrument/transaction assets and liabilities:

Description	Counterparty	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Repurchase Agreements	Amherst Pierpont Securities LLC	$950,000,000	$(950,000,000)	$—
Repurchase Agreements	Canadian Imperial Bank of Commerce	175,000,000	(175,000,000)	—
Repurchase Agreements	Cantor Fitzgerald LP	250,000,000	(250,000,000)	—
Repurchase Agreements	CF Secured LLC	1,000,000,000	(1,000,000,000)	—
Repurchase Agreements	Credit Agricole Corporate & Investment Bank	44,238,000	(44,238,000)	—
Repurchase Agreements	Goldman Sachs & Co.	235,000,000	(235,000,000)	—
Repurchase Agreements	ING Financial Markets LLC	750,000,000	(750,000,000)	—
Repurchase Agreements	NatWest Markets Securities, Inc.	525,000,000	(525,000,000)	—
Repurchase Agreements	Nomura Securities International, Inc.	730,000,000	(730,000,000)	—
Repurchase Agreements	RBC Dominion Securities, Inc.	145,000,000	(145,000,000)	—
Repurchase Agreements	Santander Bank NA	182,000,000	(182,000,000)	—
Repurchase Agreements	Standard Chartered Bank	190,000,000	(190,000,000)	—
Repurchase Agreements	State Street Bank & Trust	1,920,000,000	(1,920,000,000)	—
Repurchase Agreements	TD Securities LLC	70,000,000	(70,000,000)	—
Repurchase Agreements	Wells Fargo Bank NA	200,000,000	(200,000,000)	—

		$7,366,238,000

(1) Collateral	amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

56

PGIM Core Ultra Short Bond Fund

Statement of Assets & Liabilities  (unaudited)

as of July 31, 2022

Assets
Investments at value:
Unaffiliated investments (cost $19,377,123,484)	$19,369,998,025
Repurchase Agreements (cost $7,366,238,000)	7,366,238,000
Cash	115,004
Interest receivable	19,233,211
Prepaid expenses and other assets	270,687

Total Assets	26,755,854,927

Liabilities
Custodian and accounting fees payable	90,580
Management fee payable	87,433
Affiliated transfer agent fee payable	16,667
Accrued expenses and other liabilities	14,968
Audit fee payable	12,398
Trustees’ fees payable	761

Total Liabilities	222,807

Net Assets	$26,755,632,120

Net assets were comprised of:
Paid-in capital	$26,762,705,700
Total distributable earnings (loss)	(7,073,580)

Net assets, July 31, 2022	$26,755,632,120

Net asset value and redemption price per share ($26,755,632,120 ÷ 26,761,641,589 shares of beneficial interest issued and outstanding)	$ 1.00

See Notes to Financial Statements.

Prudential Investment Portfolios 2	57

PGIM Core Ultra Short Bond Fund

Statement of Operations  (unaudited)

Six Months Ended July 31, 2022

Net Investment Income (Loss)

Interest income	$95,151,230

Expenses
Management fee	510,598
Custodian and accounting fees	236,727
Transfer agent’s fees and expenses (including affiliated expense of $ 50,000)	50,254
Audit fee	12,397
Legal fees and expenses	9,293
Trustees’ fees	4,760
Shareholders’ reports	3,570
Miscellaneous	37,196

Total expenses	864,795

Net investment income (loss)	94,286,435

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on investment transactions	1,607,942
Net change in unrealized appreciation (depreciation) on investments	(4,429,667)

Net gain (loss) on investment transactions	(2,821,725)

Net Increase (Decrease) In Net Assets Resulting From Operations	$91,464,710

See Notes to Financial Statements.

58

PGIM Core Ultra Short Bond Fund

Statements of Changes in Net Assets   (unaudited)

	Six Months Ended July 31, 2022	Year Ended January 31, 2022
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$94,286,435	$38,389,378
Net realized gain (loss) on investment transactions	1,607,942	241,320
Net change in unrealized appreciation (depreciation) on investments	(4,429,667)	(6,026,082)

Net increase (decrease) in net assets resulting from operations	91,464,710	32,604,616

Dividends and Distributions
Distributions from distributable earnings	(95,842,498)	(39,976,773)

Fund share transactions
Net proceeds from shares sold (73,041,088,819 and 185,299,449,087 shares, respectively)	73,041,088,871	185,299,447,230
Net asset value of shares issued in reinvestment of dividends and distributions (95,819,166 and 39,660,742 shares, respectively)	95,819,166	39,660,742
Cost of shares purchased (69,739,442,308 and 192,934,824,532 shares, respectively)	(69,739,442,308)	(192,934,824,533)

Net increase (decrease) in net assets from Fund share transactions	3,397,465,729	(7,595,716,561)

Total increase (decrease)	3,393,087,941	(7,603,088,718)

Net Assets:
Beginning of period	23,362,544,179	30,965,632,897

End of period	$26,755,632,120	$23,362,544,179

See Notes to Financial Statements.

Prudential Investment Portfolios 2	59

PGIM Core Ultra Short Bond Fund

Financial Highlights  (unaudited)

	Six Months Ended July 31,		Year Ended January 31,
	2022		2022		2021	2020	2019	2018
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	-	(b)	-	(b)	0.01	0.02	0.02	0.01
Net realized and unrealized gain (loss) on investment transactions	-	(b)	-	(b)	- (b)	- (b)	- (b)	- (b)
Total from investment operations	-	(b)	-	(b)	0.01	0.02	0.02	0.01
Less Dividends and Distributions:
Dividends from net investment income	-	(b)	-	(b)	(0.01)	(0.02)	(0.02)	(0.01)
Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Total Return(c):	0.39%		0.13%		0.65%	2.38%	2.17%	1.18%

Ratios/Supplemental Data:
Net assets, end of period (000)	$26,755,632		$23,362,544		$30,965,633	$20,215,337	$20,975,373	$22,510,708
Average net assets (000)	$24,777,024		$31,545,754		$28,757,423	$20,937,015	$21,560,540	$23,440,098
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	0.01	%(d)	-	%(b)	0.01%	0.01%	0.01%	0.01%
Expenses before waivers and/or expense reimbursement	0.01	%(d)	-	%(b)	0.01%	0.01%	0.01%	0.01%
Net investment income (loss)	0.77	%(d)	0.12%		0.59%	2.35%	2.14%	1.17%
Portfolio turnover rate(e)	49%		72%		114%	61%	94%	111%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

See Notes to Financial Statements.

60

PGIM Core Ultra Short Bond Fund

Financial Highlights  (unaudited) (continued)

(d)	Annualized.
(e)	The Portfolio turnover rate calculation, if any includes floating rate daily demand notes.

See Notes to Financial Statements.

Prudential Investment Portfolios 2	61

PGIM Institutional Money Market Fund

Schedule of Investments  (unaudited)

as of July 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

SHORT-TERM INVESTMENTS 99.9%

CERTIFICATES OF DEPOSIT 30.4%
Bank of America NA,
SOFR + 0.550%	2.090%(c)	07/06/23	63,000	$62,914,443
Bank of Montreal (Canada),
SOFR + 0.290%	2.570(c)	02/28/23	83,000	82,832,243
SOFR + 0.610%	2.890(c)	07/21/23	128,000	127,826,400
US Federal Funds Effective Rate + 0.120%	2.450(c)	09/22/22	75,000	74,982,499
Bank of Nova Scotia (Canada),
SOFR + 0.150%	2.430(c)	08/19/22	50,000	49,999,099
SOFR + 0.150%	2.430(c)	10/17/22	50,000	49,973,429
SOFR + 0.150%	2.430(c)	10/20/22	20,000	19,988,799
SOFR + 0.150%	2.430(c)	10/28/22	45,000	44,971,197
SOFR + 0.250%	2.530(c)	02/17/23	47,000	46,917,764
SOFR + 0.590%	2.870(c)	12/22/22	112,000	112,045,817
SOFR + 0.600%	2.880(c)	12/19/22	22,000	22,009,933
SOFR + 0.620%	2.900(c)	04/10/23	90,000	89,983,615
BNP Paribas SA (France),
SOFR + 0.250%	2.530(c)	02/22/23	80,000	79,848,846
SOFR + 0.510%	2.790(c)	09/21/22	30,000	30,007,729
SOFR + 0.530%	2.810(c)	05/22/23	100,500	100,388,640
Canadian Imperial Bank of Commerce (Canada),
SOFR + 0.160%	2.440(c)	09/07/22	72,000	71,992,092
SOFR + 0.400%	2.680(c)	11/10/22	100,000	100,007,384
SOFR + 0.570% (Cap N/A, Floor 0.000%)	2.850(c)	07/10/23	100,000	99,836,210
SOFR + 0.620%	2.900(c)	12/21/22	95,000	95,070,472
US Federal Funds Effective Rate + 0.110%	2.440(c)	08/15/22	75,000	74,996,146
Citibank NA	3.550	02/06/23	160,000	160,024,803
Cooperatieve Rabobank UA (Netherlands),
SOFR + 0.650%	2.930(c)	07/07/23	103,000	102,952,545
Credit Agricole Corporate & Investment Bank	1.700	09/01/22	45,000	44,971,365
Credit Agricole Corporate & Investment Bank	2.210	08/03/22	100,000	99,998,594
Credit Agricole Corporate & Investment Bank	2.320	08/05/22	110,000	109,999,890
Credit Agricole Corporate & Investment Bank	2.380	09/22/22	61,000	60,986,384
Credit Agricole Corporate & Investment Bank	2.580	09/21/22	58,000	58,005,406
Credit Industriel et Commercial (France),
SOFR + 0.520%	2.800(c)	03/16/23	155,000	154,901,832
Goldman Sachs Bank USA,
SOFR + 0.230%	2.217(c)	10/19/22	97,000	96,964,796
SOFR + 0.280%	1.810(c)	02/03/23	85,000	84,852,653
Mitsubishi UFJ Trust & Banking Corp.	1.830	08/02/22	59,000	58,996,872
Mitsubishi UFJ Trust & Banking Corp.,
SOFR + 0.320%	2.600(c)	09/07/22	140,000	140,004,091

See Notes to Financial Statements.

62

PGIM Institutional Money Market Fund

Schedule of Investments  (unaudited) (continued)

as of July 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CERTIFICATES OF DEPOSIT (Continued)
MUFG Bank Ltd. (Japan),
SOFR + 0.330%	2.610%(c)	09/12/22	15,500	$15,501,235
SOFR + 0.450%	1.980(c)	11/30/22	71,000	71,008,428
MUFG Bank Ltd.	0.220	08/09/22	25,000	24,983,931
MUFG Bank Ltd.	0.300	10/25/22	50,000	49,707,564
Natixis SA (France),
SOFR + 0.600%	2.880(c)	02/22/23	160,000	159,973,318
Nordea Bank Abp (Finland),
SOFR + 0.160%	2.440(c)	08/15/22	8,500	8,500,102
SOFR + 0.400%	2.680(c)	11/18/22	87,000	87,001,539
SOFR + 0.500%	2.780(c)	09/09/22	50,000	50,013,455
SOFR + 0.540%	2.820(c)	05/25/23	110,000	109,890,950
SOFR + 0.540%	2.820(c)	05/26/23	169,000	168,831,848
SOFR + 0.550%	2.830(c)	02/21/23	10,000	9,997,826
SOFR + 0.710%	2.990(c)	07/20/23	25,000	24,998,681
Norinchukin Bank	2.100	08/02/22	190,000	189,995,791
Norinchukin Bank	2.310	08/04/22	145,000	144,999,925
Royal Bank of Canada (Canada),
SOFR + 0.560%	2.840(c)	06/13/23	85,000	84,896,207
SOFR + 0.560%	2.840(c)	07/07/23	40,000	39,937,931
SOFR + 0.730% (Cap N/A, Floor 0.000%)	3.010(c)	08/11/23	42,000	41,987,413
Skandinaviska Enskilda Banken AB (Sweden),
SOFR + 0.730%	3.010(c)	03/17/23	70,000	70,054,723
Sumitomo Mitsui Banking Corp. (Japan),
SOFR + 0.180%	2.460(c)	08/02/22	44,000	44,000,797
SOFR + 0.180%	2.460(c)	08/03/22	93,000	93,002,003
SOFR + 0.450%	2.730(c)	11/15/22	30,000	30,008,105
SOFR + 0.500%	2.780(c)	12/22/22	105,000	105,021,492
Sumitomo Mitsui Trust Bank Ltd.	2.190	08/03/22	55,000	54,999,158
Sumitomo Mitsui Trust Bank Ltd.	2.300	08/05/22	100,000	99,999,600
Sumitomo Mitsui Trust Bank Ltd.,
SOFR + 0.340%	2.620(c)	10/13/22	120,000	119,992,081
Svenska Handelsbanken (Sweden),
SOFR + 0.200%	2.480(c)	08/23/22	145,000	144,998,521
SOFR + 0.250%	2.530(c)	02/24/23	90,000	89,812,695
SOFR + 0.510%	2.790(c)	03/28/23	50,000	49,962,083
SOFR + 0.540%	2.820(c)	06/01/23	70,000	69,898,494
SOFR + 0.700%	2.980(c)	03/15/23	50,000	50,025,876
Swedbank AB (Sweden),
SOFR + 0.710%	2.990(c)	07/19/23	85,000	84,990,834

See Notes to Financial Statements.

Prudential Investment Portfolios 2	63

PGIM Institutional Money Market Fund

Schedule of Investments  (unaudited) (continued)

as of July 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CERTIFICATES OF DEPOSIT (Continued)
Toronto-Dominion Bank (The),
SOFR + 0.140%	0.190%(c)	08/02/22	82,000	$82,001,084
SOFR + 0.250%	0.300(c)	02/09/23	50,000	49,907,467
SOFR + 0.650%	2.270(c)	07/03/23	126,000	125,905,286
USOIS + 0.520%	2.100(c)	06/30/23	40,000	39,923,350
Truist Bank	2.100	08/02/22	163,000	162,995,992
Truist Bank	2.310	08/04/22	175,000	174,999,529
Truist Bank	2.310	08/05/22	75,000	74,999,850
Westpac Banking Corp. (Australia),
SOFR + 0.130%	2.410(c)	09/01/22	25,000	24,997,944
SOFR + 0.130%	2.410(c)	09/02/22	45,000	44,995,692
SOFR + 0.130%	2.410(c)	09/06/22	75,000	74,989,814
SOFR + 0.130%	2.410(c)	09/21/22	15,000	14,995,459
SOFR + 0.130%	2.410(c)	09/22/22	15,000	14,995,262
SOFR + 0.500%	2.780(c)	03/30/23	65,000	64,948,156

TOTAL CERTIFICATES OF DEPOSIT (cost $5,951,472,646)				5,948,899,479

COMMERCIAL PAPER 35.9%
Australia & New Zealand Banking Group Ltd., 144A, SOFR + 0.280%	1.530(c)	02/24/23	100,000	99,797,650
Bank of America Securities, Inc., 144A	1.952(n)	08/01/22	7,000	6,998,629
144A, SOFR + 0.500%	1.260(c)	03/09/23	37,000	36,966,841
144A, SOFR + 0.520%	2.280(c)	06/01/23	52,000	51,926,376
144A, SOFR + 0.600%	2.280(c)	03/03/23	45,000	44,987,081
144A, SOFR + 0540%	2.680(c)	09/19/22	55,000	55,014,765
144A, USOIS + 0.120%	0.200(c)	10/14/22	70,000	69,974,213
144A, USOIS + 0.140%	0.220(c)	10/26/22	60,000	59,977,311
Banner Health	2.354(n)	08/24/22	10,000	9,982,479
Banner Health	2.409(n)	09/21/22	10,000	9,963,190
Baptist Health South Florida, Inc.	1.893(n)	08/11/22	20,000	19,982,472
BNP Paribas SA (France), 144A, SOFR + 0.420%	2.700(c)	12/07/22	150,000	150,000,421
Caisse des Depots et Consignations, 144A	1.653(n)	08/02/22	120,000	119,970,400
144A	2.359(n)	09/26/22	100,000	99,612,894
144A	2.370(n)	09/27/22	125,000	124,506,666
CDP Financial, Inc., 144A	1.423(n)	08/08/22	30,000	29,980,883
144A	1.423(n)	08/09/22	30,000	29,978,963

See Notes to Financial Statements.

64

PGIM Institutional Money Market Fund

Schedule of Investments  (unaudited) (continued)

as of July 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER (Continued)
CDP Financial, Inc., (cont’d.) 144A	2.140%(n)	09/06/22	70,000	$69,820,882
144A	2.141(n)	09/12/22	25,000	24,925,313
144A	2.162(n)	09/19/22	135,000	134,527,515
144A	2.781(n)	10/25/22	63,000	62,586,664
144A	2.789(n)	10/19/22	40,000	39,759,831
144A	2.799(n)	10/24/22	54,000	53,650,782
Citigroup Global Markets Inc., 144A	0.190(n)	09/23/22	10,000	9,959,991
144A	1.728(n)	09/22/22	50,000	49,803,681
144A	3.030(n)	06/06/23	50,000	48,412,267
144A	3.203(n)	01/11/23	132,000	129,981,662
144A	3.356(n)	01/10/23	50,000	49,242,146
Credit Agricole Corporate & Investment Bank	2.520(n)	09/20/22	30,000	29,889,186
DNB Bank ASA, 144A, SOFR + 0.550%	2.280(c)	03/23/23	134,000	133,951,902
Federation Des Caisses Desjardins, 144A	1.556(n)	08/31/22	25,000	24,946,283
144A	1.876(n)	08/19/22	60,000	59,919,220
144A	1.994(n)	08/15/22	65,000	64,929,311
144A	2.202(n)	09/22/22	40,000	39,846,794
144A	2.414(n)	10/03/22	27,000	26,870,805
144A, SOFR + 0.350%	2.630(c)	10/21/22	132,000	131,981,904
144A, SOFR + 0.510%	2.790(c)	03/17/23	108,000	107,900,405
144A, SOFR + 0.600%	2.050(c)	06/23/23	24,000	23,984,912
Goldman Sachs International, 144A	0.251(n)	09/26/22	50,000	49,796,368
144A	2.017(n)	08/15/22	103,000	102,887,498
144A	2.243(n)	09/15/22	10,000	9,967,547
144A	2.253(n)	09/21/22	20,000	19,926,140
144A, SOFR + 0.620%	2.150(c)	06/23/23	40,000	39,956,485
144A, SOFR + 0.650%	2.180(c)	03/24/23	65,000	64,999,791
Hydro-Quebec, 144A	2.340(n)	09/26/22	109,000	108,575,554
John Deere Ltd., 144A	1.805(n)	08/08/22	21,000	20,986,508
144A	1.805(n)	08/16/22	30,000	29,965,215
144A	1.816(n)	08/17/22	40,000	39,951,022
144A	2.053(n)	08/09/22	39,350	39,322,189
144A	2.184(n)	08/15/22	14,500	14,484,121
144A	2.407(n)	09/08/22	20,000	19,946,677
144A	2.408(n)	09/12/22	25,000	24,926,719

See Notes to Financial Statements.

Prudential Investment Portfolios 2	65

PGIM Institutional Money Market Fund

Schedule of Investments  (unaudited) (continued)

as of July 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER (Continued)
John Deere Ltd., (cont’d.) 144A	2.409%(n)	09/20/22	18,000	$17,937,645
144A	2.454(n)	09/19/22	58,000	57,802,955
JPMorgan Securities LLC, 144A	0.220	10/04/22	45,000	44,805,135
144A, SOFR + 0.000%	1.530(c)	05/25/23	65,000	64,935,840
144A, SOFR + 0.140%	0.190(c)	08/08/22	25,000	25,000,407
144A, SOFR + 0.140%	0.190(c)	08/11/22	23,000	23,000,340
144A, SOFR + 0.140%	1.670(c)	09/01/22	20,000	19,999,033
144A, SOFR + 0.400%	1.200(c)	11/18/22	149,500	149,466,487
Kreditanstalt fuer Wiederaufbau, 144A	1.356(n)	08/08/22	117,000	116,954,565
144A	1.403(n)	08/09/22	92,000	91,960,561
144A	1.886(n)	08/22/22	140,000	139,860,746
144A	2.006(n)	08/16/22	55,000	54,960,372
144A	2.638(n)	10/19/22	40,000	39,766,847
144A	2.780(n)	10/27/22	17,000	16,886,015
Mitsubishi Corp., 144A	1.743(n)	08/02/22	49,000	48,987,369
144A	1.936(n)	08/12/22	15,000	14,986,414
144A	2.425(n)	08/30/22	38,000	37,919,980
144A	2.872(n)	11/01/22	30,000	29,782,054
Mitsubishi UFJ Trust & Banking Corp. (Japan), 144A	2.439(n)	09/20/22	40,000	39,856,900
National Australia Bank Ltd., 144A, SOFR + 0.470%	2.280(c)	10/25/22	137,000	137,024,090
National Securities Clearing Corp., 144A	1.603(n)	08/02/22	70,000	69,982,189
144A	2.318(n)	09/16/22	38,000	37,875,401
144A	2.337(n)	09/14/22	80,000	79,749,438
144A	2.337(n)	09/15/22	20,000	19,935,893
144A	2.339(n)	09/21/22	15,000	14,945,280
144A	2.339(n)	09/22/22	30,000	29,888,304
144A	2.339(n)	09/23/22	15,000	14,943,043
144A	2.375(n)	09/26/22	80,000	79,678,122
144A	2.390(n)	09/28/22	24,000	23,899,635
Nestle Finance International Ltd., 144A	2.073(n)	08/10/22	19,000	18,985,851
144A	2.326(n)	09/06/22	31,000	30,925,747
144A	2.345(n)	09/01/22	69,000	68,854,483
Ontario Teachers’ Finance Trust, 144A	2.276(n)	12/08/22	14,000	13,843,331

See Notes to Financial Statements.

66

PGIM Institutional Money Market Fund

Schedule of Investments  (unaudited) (continued)

as of July 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER (Continued)
Ontario Teachers’ Finance Trust, (cont’d.) 144A	3.151%(n)	01/12/23	10,000	$9,847,056
Pacific Life Insurance Company, 144A	2.101(n)	08/02/22	50,000	49,987,222
144A	2.300(n)	08/01/22	19,000	18,996,358
144A	2.301(n)	08/05/22	29,000	28,987,031
144A	2.321(n)	08/04/22	50,000	49,980,834
Port Authority of New York and New Jersey	1.420	08/01/22	7,885	7,884,804
Port Authority of New York and New Jersey	2.050	08/29/22	6,190	6,188,673
PSP Capital, Inc., 144A	1.754(n)	08/02/22	49,000	48,987,532
144A	2.131(n)	09/15/22	39,500	39,371,704
144A	2.182(n)	09/22/22	40,000	39,848,872
144A	2.511(n)	09/26/22	40,000	39,836,439
144A	2.648(n)	10/17/22	24,500	24,355,178
144A	2.648(n)	10/18/22	40,000	39,759,880
144A	2.770(n)	10/31/22	55,000	54,603,059
144A	2.770(n)	11/01/22	40,000	39,707,611
144A	2.771(n)	11/03/22	40,000	39,700,162
Royal Bank of Canada (Canada), 144A, 3 Month LIBOR + 0.050%	1.336(c)	08/01/22	50,000	50,000,000
144A, SOFR + 0.150%	0.190(c)	10/06/22	100,000	99,957,122
144A, SOFR + 0.350%	2.280(c)	02/28/23	100,000	99,851,742
144A, SOFR + 0.500%	2.010(c)	12/12/22	7,000	6,999,892
ST Engineering North America, Inc., 144A	1.474(n)	08/08/22	60,000	59,961,617
144A	1.774(n)	08/01/22	58,000	57,988,936
144A	1.846(n)	08/16/22	65,000	64,924,925
144A	2.541(n)	09/19/22	45,000	44,838,150
144A	2.561(n)	09/26/22	95,000	94,595,973
Svenska Handelsbanken (Sweden), 144A, SOFR + 0.410%	1.530(c)	12/01/22	7,000	6,997,537
Swedbank AB (Sweden),
SOFR + 0.400%	2.280(c)	11/29/22	80,000	79,996,463
SOFR + 0.410%	2.690(c)	11/14/22	136,000	136,003,929
SOFR + 0.500%	2.780(c)	12/15/22	155,000	155,010,545
Target Corporation, 144A	2.321(n)	08/08/22	120,000	119,923,200
Texas Public Finance Auth.	2.300	08/16/22	18,600	18,597,322
TotalEnergies Capital Canada Ltd., 144A	1.802(n)	08/04/22	107,500	107,458,272
144A	2.103(n)	08/08/22	145,000	144,904,783

See Notes to Financial Statements.

Prudential Investment Portfolios 2	67

PGIM Institutional Money Market Fund

Schedule of Investments  (unaudited) (continued)

as of July 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER (Continued)
TotalEnergies Capital Canada Ltd., (cont’d.)
144A	2.192%(n)	08/09/22	50,000	$49,963,716
Toyota Credit Canada, Inc.	1.760(n)	09/12/22	45,000	44,857,688
Toyota Credit Canada, Inc.	2.255(n)	11/29/22	29,000	28,701,264
Toyota Credit Canada, Inc.	2.398(n)	12/07/22	35,000	34,610,912
Toyota Credit Canada, Inc.	2.522(n)	10/27/22	40,000	39,718,000
UBS AG,
144A, SOFR + 0.170%	0.220(c)	09/21/22	83,000	82,973,125
144A, SOFR + 0.200%	1.057(c)	10/14/22	16,000	15,996,579
144A, SOFR + 0.310%	1.530(c)	02/17/23	67,000	66,878,317
Unilever Capital Corp., 144A	2.257(n)	09/06/22	35,000	34,911,313
Unilever Finance Netherlands BV, 144A	1.956(n)	08/16/22	40,000	39,953,620
144A	2.356(n)	09/06/22	35,000	34,911,313
University of Texas System	1.840	08/11/22	5,000	4,999,910
University of Texas System	2.150	09/13/22	5,000	4,998,758
Westpac Banking Corp. (Australia), 144A, SOFR + 0.500%	2.780(c)	03/23/23	28,000	27,982,458
Yale University	1.304(n)	08/01/22	12,110	12,107,675
Yale University	1.906(n)	08/17/22	10,000	9,987,734

TOTAL COMMERCIAL PAPER
(cost $7,020,522,346)				7,017,210,201

CORPORATE BONDS 0.5%

Auto Manufacturers
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN, SOFR + 0.150%	2.430(c)	08/15/22	19,500	19,499,102
Sr. Unsec’d. Notes, MTN, SOFR + 0.750%	3.030(c)	07/25/23	80,000	80,002,859

TOTAL CORPORATE BONDS
(cost $99,499,627)				99,501,961

MUNICIPAL BOND 0.2%

Arizona
Maricopa County Industrial Development Authority, Taxable, Revenue Bonds, Series 2021 B-2 (cost $36,650,000)	2.250(cc)	01/01/61	36,650	36,650,000

See Notes to Financial Statements.

68

PGIM Institutional Money Market Fund

Schedule of Investments  (unaudited) (continued)

as of July 31, 2022

Description	Principal Amount (000)#	Value

REPURCHASE AGREEMENTS 14.2%
Credit Agricole Corporate & Investment Bank,
2.29%, dated 07/29/22, due 08/01/22 in the amount of $111,279,232 collateralized by FHLMC (coupon rates 2.000%-2.500%, maturity dates 06/01/50-12/01/51), FNMA (coupon rate 2.500%, maturity date 08/01/51) and World Bank (coupon rates 0.125%-1.625%, maturity dates 04/20/23-11/03/31) with the aggregate value, including accrued interest, of $113,483,160.	111,258	$111,258,000
Federal Reserve Bank of New York,
2.30%, dated 07/29/22, due 08/01/22 in the amount of $1,300,249,167 collateralized by U.S. Treasury Securities (coupon rates 0.125%-1.750%, maturity dates 11/15/22-11/15/29) with the aggregate value, including accrued interest, of $1,300,249,232.	1,300,000	1,300,000,000
ING Financial Markets LLC,
1.29%, dated 05/19/22, due 08/19/22 in the amount of $100,329,667 collateralized by FHLMC (coupon rates 2.000%-5.500%, maturity dates 11/01/29-07/01/52), FNMA (coupon rates 2.000%-5.500%, maturity dates 08/01/28-05/01/58) and GNMA (coupon rate 5.000%, maturity dates 03/20/49-11/20/49) with the aggregate value, including accrued interest, of $102,000,000.	100,000	100,000,000
2.31%, dated 07/28/22, due 09/22/22 in the amount of $376,347,500 collateralized by FHLMC (coupon rates 3.931%-5.500%, maturity dates 05/01/35-05/01/48), FNMA (coupon rates 2.000%-5.500%, maturity dates 06/01/27-06/01/52) and GNMA (coupon rate 2.500%, maturity date 07/20/43) with the aggregate value, including accrued interest, of $382,500,000.	375,000	375,000,000
State Street Bank & Trust,
2.25%, dated 07/29/22, due 08/01/22 in the amount of $900,168,750 collateralized by U.S. Treasury Securities (coupon rate 0.625%, maturity date 04/15/23) with the aggregate value, including accrued interest, of $919,627,054.	900,000	900,000,000

TOTAL REPURCHASE AGREEMENTS (cost $2,786,258,000)		2,786,258,000

See Notes to Financial Statements.

Prudential Investment Portfolios 2	69

PGIM Institutional Money Market Fund

Schedule of Investments  (unaudited) (continued)

as of July 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

TIME DEPOSITS 14.4%
ABN AMRO Bank NV	2.010%	08/01/22	300,000	$300,000,000
ABN AMRO Bank NV	2.120	08/02/22	200,000	200,000,000
ABN AMRO Bank NV	2.330	08/04/22	105,000	105,000,000
ABN AMRO Bank NV	2.330	08/05/22	108,000	108,000,000
Australia & New Zealand Banking Group Ltd.	2.320	08/01/22	420,000	420,000,000
BNP Paribas SA	2.300	08/01/22	85,000	85,000,000
Cooperatieve Rabobank UA	2.300	08/01/22	275,000	275,000,000
Credit Agricole Corporate & Investment Bank	2.310	08/01/22	124,576	124,576,000
Mizuho Bank Ltd.	2.320	08/01/22	300,000	300,000,000
Royal Bank of Canada	2.280	08/01/22	75,000	75,000,000
Toronto-Dominion Bank (The)	2.320	08/04/22	170,000	170,000,000
US Bank National Association	2.290	08/01/22	650,000	650,000,000

TOTAL TIME DEPOSITS
(cost $2,812,576,000)				2,812,576,000

U.S. GOVERNMENT AGENCY OBLIGATIONS 4.3%
Federal Home Loan Bank, SOFR + 0.010% (Cap N/A, Floor 0.000%)	2.290(c)	08/02/22	72,000	72,000,104
Federal Home Loan Bank, SOFR + 0.010% (Cap N/A, Floor 0.000%)	2.290(c)	08/02/22	102,000	102,000,149
Federal Home Loan Bank, SOFR + 0.010% (Cap N/A, Floor 0.000%)	2.290(c)	08/05/22	167,000	167,000,231
Federal Home Loan Bank, SOFR + 0.090% (Cap N/A, Floor 0.000%)	2.370(c)	08/12/22	176,000	176,003,914
Federal Home Loan Mortgage Corp., MTN, SOFR + 0.090% (Cap N/A, Floor 0.000%)	2.360(c)	08/03/22	145,000	145,000,873
Federal Home Loan Mortgage Corp., MTN, SOFR + 0.090% (Cap N/A, Floor 0.000%)	2.370(c)	08/18/22	176,000	176,007,939

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(cost $838,011,301)				838,013,210

TOTAL INVESTMENTS 99.9%
(cost $19,544,989,920)				19,539,108,851
Other assets in excess of liabilities 0.1%				13,516,652

NET ASSETS 100.0%				$19,552,625,503

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2022.

See Notes to Financial Statements.

70

PGIM Institutional Money Market Fund

Schedule of Investments  (unaudited) (continued)

as of July 31, 2022

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of July 31, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(n)	Rate shown reflects yield to maturity at purchased date.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Short-Term Investments
Certificates of Deposit	$—	$5,948,899,479	$—
Commercial Paper	—	7,017,210,201	—
Corporate Bonds	—	99,501,961	—
Municipal Bond	—	36,650,000	—
Repurchase Agreements	—	2,786,258,000	—
Time Deposits	—	2,812,576,000	—
U.S. Government Agency Obligations	—	838,013,210	—

Total	$—	$19,539,108,851	$—

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of July 31, 2022 were as follows:

Commercial Paper	35.9%
Certificates of Deposit	30.4
Time Deposits	14.4
Repurchase Agreements	14.2
U.S. Government Agency Obligations	4.3
Corporate Bonds	0.5

Municipal Bond	0.2%

99.9
Other assets in excess of liabilities	0.1

100.0%

See Notes to Financial Statements.

Prudential Investment Portfolios 2	71

PGIM Institutional Money Market Fund

Schedule of Investments  (unaudited) (continued)

as of July 31, 2022

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Counterparty	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Repurchase Agreements	Credit Agricole Corporate & Investment Bank	$111,258,000	$(111,258,000)	$—
Repurchase Agreements	Federal Reserve Bank of New York	1,300,000,000	(1,300,000,000)	—
Repurchase Agreements	ING Financial Markets LLC	475,000,000	(475,000,000)	—
Repurchase Agreements	State Street Bank & Trust	900,000,000	(900,000,000)	—

		$2,786,258,000

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

72

PGIM Institutional Money Market Fund

Statement of Assets & Liabilities  (unaudited)

as of July 31, 2022

Assets
Investments at value:
Unaffiliated investments (cost $16,758,731,920)	$16,752,850,851
Repurchase Agreements (cost $2,786,258,000)	2,786,258,000
Cash	106,416
Interest receivable	14,450,759
Prepaid expenses and other assets	88,943

Total Assets	19,553,754,969

Liabilities
Management fee payable	1,031,958
Accrued expenses and other liabilities	80,081
Affiliated transfer agent fee payable	16,667
Trustees’ fees payable	760

Total Liabilities	1,129,466

Net Assets	$19,552,625,503

Net assets were comprised of:
Paid-in capital	$19,558,487,837
Total distributable earnings (loss)	(5,862,334)

Net assets, July 31, 2022	$19,552,625,503

Net asset value, offering price and redemption price per share ($19,552,625,503 ÷ 19,572,183,987 shares of beneficial interest issued and outstanding)	$0.9990

See Notes to Financial Statements.

Prudential Investment Portfolios 2	73

PGIM Institutional Money Market Fund

Statement of Operations  (unaudited)

Six Months Ended July 31, 2022

Net Investment Income (Loss)
Interest income	$69,471,598

Expenses
Management fee	12,579,264
Custodian and accounting fees	86,774
Transfer agent’s fees and expenses (including affiliated expense of $ 50,000)	84,780
Audit fee	12,496
Legal fees and expenses	9,293
Trustees’ fees	4,760
Shareholders’ reports	3,224
Miscellaneous	18,029

Total expenses	12,798,620
Less: Fee waiver and/or expense reimbursement	(6,928,298)

Net expenses	5,870,322

Net investment income (loss)	63,601,276

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on investment transactions	4,652
Net change in unrealized appreciation (depreciation) on investments	(4,814,371)

Net gain (loss) on investment transactions	(4,809,719)

Net Increase (Decrease) In Net Assets Resulting From Operations	$58,791,557

See Notes to Financial Statements.

74

PGIM Institutional Money Market Fund

Statements of Changes in Net Assets  (unaudited)

	Six Months Ended July 31, 2022	Year Ended January 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$63,601,276	$14,382,781
Net realized gain (loss) on investment transactions	4,652	136,324
Net change in unrealized appreciation (depreciation) on investments	(4,814,371)	(4,737,945)

Net increase (decrease) in net assets resulting from operations	58,791,557	9,781,160

Dividends and Distributions
Distributions from distributable earnings	(63,577,507)	(14,519,107)

Fund share transactions
Net proceeds from shares sold (74,646,977,843 and 124,192,205,521 shares, respectively)	74,582,312,714	124,119,430,412
Net asset value of shares issued in reinvestment of dividends and distributions (62,960,655 and 14,516,509 shares, respectively)	62,902,957	14,508,120
Cost of shares purchased (69,161,452,576 and 130,313,200,308 shares, respectively)	(69,101,568,128)	(130,236,780,094)

Net increase (decrease) in net assets from Fund share transactions	5,543,647,543	(6,102,841,562)

Total increase (decrease)	5,538,861,593	(6,107,579,509)

Net Assets:
Beginning of period	14,013,763,910	20,121,343,419

End of period	$19,552,625,503	$14,013,763,910

See Notes to Financial Statements.

Prudential Investment Portfolios 2	75

PGIM Institutional Money Market Fund

Financial Highlights  (unaudited)

	Six Months Ended July 31, 2022		Year Ended January 31,
			2022	2021	2020	2019	2018
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$0.9993		$0.9996	$1.0001	$1.0002	$1.0001	$1.0002
Income (loss) from investment operations:
Net investment income (loss)	0.0038		0.0009	0.0054	0.0230	0.0214	0.0114
Net realized and unrealized gain (loss) on investment transactions	(0.0003)		(0.0003)	- (b)	(0.0001)	-	(0.0001)
Total from investment operations	0.0035		0.0006	0.0054	0.0229	0.0214	0.0113
Less Dividends and Distributions:
Dividends from net investment income	(0.0038)		(0.0009)	(0.0059)	(0.0230)	(0.0213)	(0.0114)
Net asset value, end of period	$0.9990		$0.9993	$0.9996	$1.0001	$1.0002	$1.0001
Total Return(c):	0.34%		0.06%	0.54%	2.33%	2.16%	1.14%

Ratios/Supplemental Data:
Net assets, end of period (000)	$19,552,626		$14,013,764	$20,121,343	$16,492,334	$15,867,116	$13,215,520
Average net assets (000)	$16,911,349		$16,528,965	$22,809,258	$18,124,501	$15,329,904	$14,177,712
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	0.07	%(d)	0.07%	0.07%	0.07%	0.07%	0.07%
Expenses before waivers and/or expense reimbursement	0.15	%(d)	0.15%	0.15%	0.16%	0.16%	0.16%
Net investment income (loss)	0.76	%(d)	0.09%	0.54%	2.30%	2.14%	1.14%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Annualized.

See Notes to Financial Statements.

76

Notes to Financial Statements   (unaudited)

1.    Organization

Prudential Investment Portfolios 2 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust.

These financial statements relate only to the following series of the RIC: the PGIM Core Short-Term Bond Fund, the PGIM Core Ultra Short Bond Fund and the PGIM Institutional Money Market Fund (each, a “Fund” and collectively, the “Funds”). Shares of the Funds are not registered under the Securities Act of 1933, as amended. The Funds are classified as diversified funds for purposes of the 1940 Act.

The Funds have the following investment objectives:

Fund	Investment Objective(s)
PGIM Core Short-Term Bond Fund	Income consistent with relative stability of principal.
PGIM Core Ultra Short Bond Fund	Current income consistent with the preservation of capital and the maintenance of liquidity.
PGIM Institutional Money Market Fund	Current income consistent with the preservation of capital and the maintenance of liquidity.

2.    Accounting Policies

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Funds in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Funds consistently follow such policies in the preparation of their financial statements.

Securities Valuation: Each Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Funds’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation

77

Notes to Financial Statements  (unaudited) (continued)

Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit a Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A record of the Valuation Committee’s actions is subject to the Board’s review at its first quarterly meeting following the quarter in which such actions take place.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Funds’ foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Funds’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurement.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Funds utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

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OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Funds utilize the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Swap Agreements: The PGIM Core Short-Term Bond Fund entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront

79

Notes to Financial Statements  (unaudited) (continued)

premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The PGIM Core Short-Term Bond Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objective. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Repurchase Agreements: Certain Funds entered into repurchase agreements. In connection with transactions in repurchase agreements with United States financial institutions, it is each Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Mortgage-Backed and Asset-Backed Securities: Mortgage-backed securities are pass-through securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to the Fund. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Asset-backed securities may be classified as pass-through certificates or collateralized obligations, such as collateralized bond obligations, collateralized loan obligations and other similarly structured securities. The value of mortgage-backed and asset-backed securities varies with changes in interest rates and may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities.

Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (“IO”) and principal (“PO”) distributions on a pool of mortgage assets. Payments received for IOs are included in interest income on the

80

Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Master Netting Arrangements: The Funds are subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of a Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Funds to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Funds’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund become aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Liquidity Fees and Gates: The PGIM Institutional Money Market Fund has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates if the Fund’s weekly liquid assets fall below a designated threshold, subject to the discretion of the Board. If the Fund’s weekly liquid assets fall below 30% of its total assets, the Board,

81

Notes to Financial Statements  (unaudited) (continued)

in its discretion, may impose liquidity fees of up to 2% of the value of the shares redeemed and/or impose temporary gates on redemptions. In addition, if the Fund’s weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund must impose a liquidity fee in the default amount of 1% of the value of shares redeemed unless the Board determines that not doing so is in the best interests of the Fund.

Taxes: It is each Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders	Frequency
PGIM Core Short-Term Bond Fund:*
Net Investment Income	Monthly
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund:**
Net Investment Income	Monthly
Short-Term Capital Gains	Monthly
Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.
**	Under certain circumstances, each Fund may make more than one distribution of long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

82

3.    Agreements

The RIC, on behalf of the Funds, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the Subadviser’s performance of such services. PGIM Investments has engaged the firms referenced in the below table as Subadvisers for their respective Funds (each a “subadviser” and collectively the “subadvisers”):

Fund	Subadviser(s)
PGIM Core Short-Term Bond Fund	PGIM Fixed Income (a business unit of PGIM, Inc.);
PGIM Limited
PGIM Core Ultra Short Bond Fund	PGIM Fixed Income (a business unit of PGIM, Inc.);
PGIM Limited
PGIM Institutional Money	PGIM Fixed Income (a business unit of PGIM, Inc.);
Market Fund	PGIM Limited

The PGIM Core Ultra Short Bond Fund and PGIM Core Short-Term Bond Fund reimburse PGIM Investments for its costs and expenses incurred in managing each Fund’s investment operations and administering its business affairs. The costs are accrued daily and payable monthly. The management fee paid to the Manager by the PGIM Institutional Money Market Fund was accrued daily and payable monthly. For the reporting period ended July 31, 2022, the effective management fees for the Funds were as follows:

Fund	Management Fee	Effective Management Fee, before any waivers and/or expense reimbursements
PGIM Core Short-Term Bond Fund	N/A	0.029	%*
PGIM Core Ultra Short Bond Fund	N/A	0.004	%*
PGIM Institutional Money Market Fund	0.15% of average daily net assets	0.15%

* Amounts received by PGIM Investments from each Fund consist of reimbursement for costs and expenses.

The Manager has contractually agreed, through May 31, 2023, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.The expense limitations attributable to each Fund are as follows:

Fund	Fee Waivers and/or Expense Limitations
PGIM Core Short-Term Bond Fund	N/A

83

Notes to Financial Statements  (unaudited) (continued)

Fund	Fee Waivers and/or Expense Limitations
PGIM Core Ultra Short Bond Fund	N/A
PGIM Institutional Money Market Fund	contractually limit expenses to 0.07%

PGIM Investments, PGIM Limited, and PGIM, Inc. are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.    Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The PGIM Core Short-Term Bond Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), a fund of the RIC, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services, to the Core Fund. In addition to the realized and unrealized gains on investments in the Core Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income”. Effective January 2022, the Fund changed its overnight cash sweep vehicle from the Core Fund to an unaffiliated money market fund.

The Funds may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended July 31, 2022, no 17a-7 transactions were entered into by the Funds.

5.    Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended July 31, 2022, were as follows:

Fund	Cost of Purchases	Proceeds from Sales
PGIM Core Short-Term Bond Fund	$332,907,471	$546,289,169
PGIM Core Ultra Short Bond Fund	2,525,380,000	1,220,970,000

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Fund	Cost of Purchases	Proceeds from Sales
PGIM Institutional Money Market Fund	$—	$—

6.    Tax Information

The United States federal income tax basis of the Funds’ investments and the net unrealized appreciation (depreciation) as of July 31, 2022 were as follows:

Fund	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
PGIM Core Short-Term Bond Fund	$2,660,220,644	$24,040,662	$(38,640,734)	$(14,600,072)
PGIM Core Ultra Short Bond Fund	26,743,361,484	458,957	(7,584,416)	(7,125,459)
PGIM Institutional Money Market Fund	19,544,989,920	404,310	(6,285,379)	(5,881,069)

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the PGIM Core Short-Term Bond Fund had a capital loss carryforward as of January 31, 2022 of approximately $36,463,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Manager has analyzed the Funds’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Funds’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended January 31, 2022 are subject to such review.

7.    Capital and Ownership

Shares of the PGIM Core Short-Term Bond Fund, the PGIM Core Ultra Short Bond Fund and the PGIM Institutional Money Market Fund are available only to investment companies managed by PGIM Investments and, as applicable, certain investment advisory clients of PGIM, Inc.

The RIC is authorized to issue an unlimited number of shares of beneficial interest, which may be divided into an unlimited number of series of such shares.

As of July 31, 2022, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned all shares of the Funds.

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Notes to Financial Statements  (unaudited) (continued)

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

Fund	Number of Shareholders	Percentage of Outstanding Shares
Affiliated:
PGIM Core Short-Term Bond Fund	3	97.4%
PGIM Core Ultra Short Bond Fund	6	63.7
PGIM Institutional Money Market Fund	4	34.2
Unaffiliated:
PGIM Core Short-Term Bond Fund	—	—
PGIM Core Ultra Short Bond Fund	—	—
PGIM Institutional Money Market Fund	—	—

8.    Borrowings

The RIC, on behalf of the PGIM Core Short-Term Bond Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA
Term of Commitment	10/1/2021 – 9/29/2022
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The PGIM Core Short-Term Bond Fund did not utilize the SCA during the reporting period ended July 31, 2022.

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9.    Risks of Investing in the Funds

Each Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Fund, please refer to the Prospectus and Statement of Additional Information of that Fund.

Risks	PGIM Core Short-Term Bond Fund	PGIM Core Ultra Short Bond Fund	PGIM Institutional Money Market Fund
Adjustable and Floating Rate Securities	X	X	X
Credit	X	X	X
Cyber Security	X	X	X
Debt Obligations	X	X	X
Derivatives	X	—	—
Economic and Market Events	X	X	X
Equity and Equity-Related Securities	X	X	—
Fees and Gates	—	—	X
Floating Net Asset Value	—	—	X
Foreign Securities	X	X	X
Forward Commitments	—	—	X
Illiquid Securities	—	—	X
Increase in Expenses	—	—	X
Interest Rate	X	X	X
Large Shareholder and Large Scale Redemption	X	X	X
Liquidity	X	X	—
Management	X	X	X
Market Disruption and Geopolitical	X	X	X
Market	X	X	X
Mortgage-Backed and Asset-Backed Securities	X	—	X
Municipal Bonds	X	X	X
Repurchase Agreements	X	X	X
Reverse Repurchase Agreements	X	X	X
U.S. Government and Agency Securities	X	X	X
Variable and Floating Rate Bonds	X	X	X
When-Issued and Delayed-Delivery Transactions	X	X	X
Yield	—	X	X

Adjustable and Floating Rate Securities Risk: The value of adjustable and floating rate securities may lag behind the value of fixed rate securities when interest rates change. Such securities may be subject to extended settlement periods (longer than seven days) and in unusual market conditions, with a high volume of shareholder redemptions, may present a risk of loss to the Fund or may impair the Fund’s ability satisfy shareholder redemption requests.

Credit Risk: The debt obligations in which the Fund invests are generally subject to the risk that the issuer may be unable to repay principal and make interest payments when they are due. There is also the risk that the securities could lose value because of a loss of confidence in the ability of the borrower to pay back debt. All securities purchased by the Fund must present minimal credit risk in the opinion of the subadviser. The Fund is subject

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Notes to Financial Statements  (unaudited) (continued)

to the risk that the subadviser’s credit risk determinations may be incorrect. In addition, the credit quality of the securities held by the Fund may change rapidly in certain market conditions, which could result in significant net asset value deterioration.

Cyber Security Risk: Failures or breaches of the electronic systems of the Fund, the Fund’s manager, subadviser, distributor, and other service providers, or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cyber security plans and systems of the Fund’s service providers or issuers of securities in which the Fund invests.

Debt Obligations Risk: Debt obligations are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may lose income.

Derivatives Risk: A Fund may use instruments referred to as derivatives. Derivatives are financial instruments the value of which is derived from another security, a commodity (such as gold or oil), a currency or an index (a measure of value or rates, such as the S&P 500 Index or the prime lending rate). Derivatives allow a Fund to increase or decrease the level of risk to which a Fund is exposed more quickly and efficiently than transactions in other types of instruments. A Fund may use derivatives for hedging purposes. A Fund may also use derivatives to seek to enhance returns. The use of a derivative is speculative if a Fund is primarily seeking to achieve gains, rather than offset the risk of other positions. When a Fund invests in a derivative for speculative purposes, a Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. A Fund may not use any derivative to gain exposure to an asset or class of assets that a Fund would be prohibited by its investment restrictions from purchasing directly.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, may at times result in unusually high market volatility, which could negatively impact performance. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

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Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Fees and Gates Risk: The Fund has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets fall below a designated threshold, subject to the discretion of the Fund’s Board. If the Fund’s weekly liquid assets fall below 30% of its total assets, the Board, in its discretion, may impose liquidity fees of up to 2% of the value of the shares redeemed and/or impose temporary gates on redemptions. In addition, if the Fund’s weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund must impose a liquidity fee in the default amount of 1% of the value of shares redeemed unless the Board determines that not doing so is in the best interests of the Fund.

Floating Net Asset Value Risk: The Fund’s NAV floats. The value of the Fund’s shares is calculated to four decimal places and will vary, reflecting the value of the portfolio of investments held by the Fund. It is possible to lose money by investing in the Fund. The Fund’s shareholders should not rely on or expect the Fund’s manager to purchase distressed assets from the Fund, enter into capital support agreements with the Fund, or make capital infusions into the Fund.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Forward Commitments Risk: Forward commitments are subject to the risk that the counterparty to the forward commitment may fail to make payment or delivery in a timely

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Notes to Financial Statements  (unaudited) (continued)

manner or at all. Forward commitments are also subject to the risk that the value of the security to be purchased may decline prior to the settlement date.

Illiquid Securities Risk: The Fund may invest in instruments that trade in lower volumes and may make investments that may be less liquid than other investments. Liquidity risk exists when particular investments made by the Fund are difficult to purchase or sell. The Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. In addition, the Fund’s Board has the discretion to temporarily suspend Fund redemptions when permitted by applicable regulations or to liquidate the Fund if the Fund’s weekly liquid assets fall below 10% of its total assets.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table of the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

This is the risk that the securities in which the Fund invests could lose value because of interest rate changes. For example, bonds tend to decrease in value if interest rates rise. Debt obligations with longer maturities generally are more sensitive to interest rate changes. In addition, short-term and long-term interest rates do not necessarily move in the same direction or by the same amount. An instrument’s reaction to interest rate changes depends

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on the timing of its interest and principal payments and the current interest rate for each of those time periods. Instruments with floating interest rates can be less sensitive to interest rate changes.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: The value of your investment may decrease if judgments by the subadviser about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements are incorrect.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected,

91

Notes to Financial Statements  (unaudited) (continued)

the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

COVID-19 and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. They have also had and may continue to result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and asset-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. The values of mortgage-backed and asset-backed securities become more volatile as interest rates rise. In a period of declining interest rates, the Fund may be required to reinvest more frequent prepayments on mortgage-backed and asset-backed securities in lower-yielding investments.

Municipal Bonds Risk: Municipal bonds are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to municipal bond market movements. Municipal bonds are also subject to the risk that potential future legislative changes could affect the market for and value of municipal bonds, which may adversely affect the Fund’s yield or the value of the Fund’s investments in municipal bonds. Certain municipal bonds with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities. If the Fund invests a substantial amount of its assets in issuers located in a single region, state or city, there is an increased risk that environmental, economic, political and social conditions in those regions will have a significant impact on the Fund’s investment performance. For example, municipal securities of a particular state are vulnerable to events adversely affecting that

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state, including economic, political and regulatory occurrences, court decisions, terrorism, public health epidemics, social unrest and catastrophic natural disasters, such as hurricanes or earthquakes. Many municipal bonds are also subject to prepayment risk, which is the risk that when interest rates fall, issuers may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at a lower interest rate. In addition, income from municipal bonds could be declared taxable because of non-compliant conduct of a bond issuer.

Repurchase Agreements Risk: Repurchase agreements could involve certain risks in the event of default or insolvency of the seller, including losses and possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. To the extent that, in the meantime, the value of the securities that the Fund has purchased has decreased, the Fund could experience a loss.

Reverse Repurchase Agreements Risk: Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of investments made with cash collateral, is less than the value of the securities. These events could also trigger adverse tax consequences to the Fund. Reverse repurchase agreements also involve leverage, which may exaggerate the increase or decrease of the value of the Fund’s assets during the term of the agreement.

U.S. Government and Agency Securities Risk: U.S. Government and agency securities are subject to market risk, interest rate risk and credit risk. Not all U.S. Government securities are insured or guaranteed by the full faith and credit of the U.S. Government; some are only insured or guaranteed by the issuing agency, which must rely on its own resources to repay the debt. Some agency securities carry no guarantee whatsoever and the risk of default associated with these securities would be borne by the Fund. The maximum potential liability of the issuers of some U.S. Government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. No assurance can be given that the U.S. government would provide financial support to any such issuers if it is not obligated to do so by law. It is possible that these issuers will not have the funds to meet their payment obligations in the future. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

Variable and Floating Rate Bonds Risk: Variable and floating rate bonds are subject to credit risk, market risk and interest rate risk. In addition, the absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

When-Issued and Delayed-Delivery Transactions Risk: When-issued and delayed-delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the

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Notes to Financial Statements  (unaudited) (continued)

transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Yield Risk: The amount of income received by the Fund will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low the Fund’s expenses could absorb all or a significant portion of the Fund’s income. If interest rates increase, the Fund’s yield may not increase proportionately. For example, the Fund’s investment manager may discontinue any temporary voluntary fee limitation.

10.    Recent Accounting Pronouncement and Regulatory Developments

In March 2020, the FASB issued Accounting Standard Update (“ASU”) No. 2020-04, which provides optional guidance for applying GAAP to contract modifications, hedging relationships and other transactions affected by the reference rate reform if certain criteria are met. ASU 2020-04 is elective and is effective on March 12, 2020 through December 31, 2022. Management does not expect ASU 2020-04 to have a material impact on the financial statements.

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Liquidity Risk Management Program

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the PGIM Core Short-Term Bond Fund and PGIM Core Ultra Short Bond Fund (“the Funds”) have adopted and implemented a liquidity risk management program (the “LRMP”). The Funds’ LRMP seeks to assess and manage the Funds’ liquidity risk, which is defined as the risk that the Funds are unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Funds. The Board has approved PGIM Investments LLC (“PGIM Investments”), the Funds’ investment manager, to serve as the administrator of the Funds’ LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Funds’ LRMP includes a number of processes designed to support the assessment and management of their liquidity risk. In particular, the Funds’ LRMP includes no less than annual assessments of factors that influence the Funds’ liquidity risk; no less than monthly classifications of the Funds’ investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Funds’ assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Funds do not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 1-3, 2022, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Funds’ LRMP, including any material changes to the LRMP for the period from January 1, 2021 through December 31, 2021 (“Reporting Period”). The LRMP Report concluded that the Funds’ LRMP was reasonably designed to assess and manage the Funds’ liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Funds’ investment strategies continue to be appropriate given the Funds’ status as open-end funds.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Funds, including liquidity risks presented by the Funds’ investment portfolio, is found in the Funds’ Prospectus and Statement of Additional Information.

Prudential Investment Portfolios 2

Approval of Advisory Agreements

PGIM CORE SHORT-TERM BOND FUND AND PGIM CORE ULTRA SHORT BOND FUND

The Board of Trustees

The Board of Trustees (the “Board”) of PGIM Core Short-Term Bond Fund and PGIM Core Ultra Short Bond Fund (each, a “Fund,” and collectively, the “Funds”)1 consists of ten individuals, eight of whom are not “interested persons” of the Funds, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Funds and their operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established five standing committees: the Audit Committee, the Nominating and Governance Committee, the Compliance Committee and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Funds’ Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew each Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and each Fund’s subadvisory agreement with PGIM Limited (“PGIML”) and PGIM, Inc. (“PGIM”) on behalf of its PGIM Fixed Income unit (“PGIM Fixed Income”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on May 26 and June 7-9, 2022 (the “Board Meeting”) and approved the renewal of the agreements through July 31, 2023, after concluding that the renewal of the agreements was in the best interests of each Fund and its shareholders.

In advance of the meeting, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with their consideration. Among other things, the Board considered comparative fee information from PGIM Investments, PGIML and PGIM. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadvisers, the performance of each Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Fund and its shareholders as each Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Funds. In connection with its deliberations, the Board considered information provided by PGIM

1PGIM Core Short-Term Bond Fund and PGIM Ultra Short Bond Fund are both series of Prudential Investment Portfolios 2

Prudential Investment Portfolios 2

Approval of Advisory Agreements   (continued)

Investments throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the Board Meeting.

The Trustees determined that the overall arrangements between the Funds and PGIM Investments, which serves as the Funds’ investment manager pursuant to a management agreement, and between PGIM Investments and each of PGIML and PGIM, which serve as each Fund’s subadvisers pursuant to the terms of subadvisory agreements with PGIM Investments, are in the best interests of each Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to each Fund by PGIM Investments, PGIML and PGIM Fixed Income. The Board noted that PGIML and PGIM Fixed Income are affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadvisers for the Funds, as well as the provision of fund recordkeeping, compliance and other services to each Fund, and PGIM Investments’ role as administrator for the Funds’ liquidity risk management program. With respect to PGIM Investments’ oversight of the subadvisers, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadvisers. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Funds who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIML and PGIM Fixed Income, which it noted had been selected by PGIM Investments, including investment research and security selection, as well as adherence to the Funds’ investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadvisers, as well as PGIM Investments’ recommendation, based on its review of the subadvisers, to renew the subadvisory agreements.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of each Fund, PGIML and PGIM Fixed Income, and also considered the qualifications, backgrounds and responsibilities of the PGIML and PGIM Fixed Income portfolio managers who are responsible for the day-to-day management of each Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’, PGIML’s and PGIM Fixed Income’s organizational structure, senior management, investment operations, and

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other relevant information pertaining to each of PGIM Investments, PGIML and PGIM Fixed Income. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (“CCO”) as to each of PGIM Investments, PGIML and PGIM Fixed Income.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Funds by PGIML and PGIM Fixed Income, and that there was a reasonable basis on which to conclude that each Fund benefits from the services provided by PGIM Investments, PGIML and PGIM Fixed Income under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Funds’ investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. However, the Board considered that the cost of services provided by PGIM Investments to PGIM Core Short-Term Bond Fund during the year ended December 31, 2021 exceeded the benefits gained by PGIM Investments, resulting in an operating loss to PGIM Investments. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board noted that the Funds do not have a traditional management structure, because they are operated at cost. Accordingly, the Board determined that the Funds, which have low expenses, benefit directly from any cost savings experienced by PGIM Investments.

Other Benefits to PGIM Investments, PGIML and PGIM Fixed Income

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIML, PGIM Fixed Income and their affiliates as a result of their relationship with the Funds. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Funds’ transfer agent (which is affiliated with PGIM Investments), and benefits to its reputation as well as other intangible benefits resulting from PGIM Investments’ association with the Funds. The Board concluded that the potential benefits to be derived by PGIML and PGIM Fixed Income included the ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits

Prudential Investment Portfolios 2

Approval of Advisory Agreements  (continued)

to its reputation. The Board concluded that the benefits derived by PGIM Investments, PGIML and PGIM Fixed Income were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Funds / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Funds for the one-, three-, five-, and ten-year periods ended December 31, 2021. With respect to the fees and expenses of each Fund, because each Fund is operated at cost, the Board did not consider fees and expenses as a meaningful factor in its deliberations.

The mutual funds included in each Fund’s Peer Universe, which was used to consider performance, and the Peer Group, which was used to consider expenses and fees, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental Peer Universe or Peer Group information, for reasons addressed with the Board. The comparisons placed each Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding each Fund’s performance. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

PGIM Core Ultra Short-Term Bond Fund	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Fund outperformed its Peer Universe median over all periods.

•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

PGIM Core Short Bond Fund	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 1st Quartile

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PGIM Core Short Bond Fund	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Fund outperformed its benchmark index over all periods.

•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

* * *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of each Fund and its shareholders.

PGIM INSTITUTIONAL MONEY MARKET FUND

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of PGIM Institutional Money Market Fund (the “Fund”)1 consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established five standing committees: the Audit Committee, the Nominating and Governance Committee, the Compliance Committee and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with PGIM Limited (“PGIML”) and PGIM, Inc. (“PGIM”) on behalf of its PGIM Fixed Income unit (“PGIM Fixed Income”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on May 26 and June 7-9, 2022 (the “Board Meeting”) and approved the renewal of the agreements through July 31, 2023, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered

Prudential Investment Portfolios 2

Approval of Advisory Agreements  (continued)

comparative fee information from PGIM Investments, PGIML and PGIM. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadvisers, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the Board Meeting.

The Trustees determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and each of PGIML and PGIM, which serve as the Fund’s subadvisers pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments, PGIML and PGIM Fixed Income. The Board noted that PGIML and PGIM Fixed Income are affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadvisers for the Fund, as well as the provision of fund recordkeeping, compliance and other services to the Fund, and PGIM Investments’ role as administrator for the Fund’s liquidity risk management program. With respect to PGIM Investments’ oversight of the subadvisers, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadvisers. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIML and PGIM Fixed Income, including investment research and security selection, as well as

Visit our website at pgim.com/investments

adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadvisers, as well as PGIM Investments’ recommendation, based on its review of the subadvisers, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund, PGIML and PGIM Fixed Income, and also considered the qualifications, backgrounds and responsibilities of the PGIML and PGIM Fixed Income portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIML’s, PGIM Investments’ and PGIM Fixed Income’s organizational structure, senior management, investment operations, and other relevant information pertaining to PGIM Investments, PGIML and PGIM Fixed Income. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to each of PGIM Investments, PGIML and PGIM Fixed Income.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by PGIML and PGIM Fixed Income, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments, PGIML and PGIM Fixed Income under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that, while the Fund does not have breakpoints in its management fees, economies of scale can be shared with the Fund in other ways, including low management fees from

Prudential Investment Portfolios 2

Approval of Advisory Agreements  (continued)

inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments, PGIML and PGIM Fixed Income

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIML, PGIM Fixed Income and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), as well as benefits to its reputation or other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by PGIML and PGIM Fixed Income included those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments, PGIML and PGIM Fixed Income were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one- and three-year periods ended December 31, 2021. The Board considered that the Fund commenced operations on July 19, 2016 and that longer-term performance was not yet available.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended July 31, 2021. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe, which was used to consider performance, and the Peer Group, which was used to consider expenses and fees, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental Peer Universe or Peer Group information, for reasons addressed with the Board. The comparisons placed

Visit our website at pgim.com/investments

the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Fund outperformed its Peer Universe median over all periods.

•

The Board and PGIM Investments agreed to retain the Fund’s existing contractual expense cap, which (exclusive of certain fees and expenses) caps total annual operating expenses at 0.07% through May 31, 2023.

•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*  *  *

After full consideration of these factors, the Board concluded that approval of the agreements was in the best interests of the Fund and its shareholders.

Prudential Investment Portfolios 2

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgim.com/investments

PROXY VOTING

The Board of Trustees of the Funds has delegated to the Funds subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS

Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Isabelle Sajous, Chief Compliance Officer • Kelly Florio, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick E. McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse M. McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISERS	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

	PGIM Limited	Grand Buildings, 1-3 Strand Trafalgar Square London, WC2N 5HR United Kingdom

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus contain this and other information about the Funds. An investor may obtain a prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. Each prospectus should be read carefully before investing.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, c/o PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

PGIM Core Short-Term Bond Fund and PGIM Core Ultra-Short Bond Fund: The Funds’ file their complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Form N-PORT filings are available on the Commission’s website at sec.gov.

PGIM Institutional Money Market Fund: The Fund files a complete schedule of portfolio holdings with the Commission monthly on Form N-MFP. The Commission delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. The Form N-MFP filings (along with the Fund’s annual report filed on Form N-CSR and semi-annual report filed on Form N-CSRS) are available on the Commission’s website at sec.gov. The Fund’s complete holdings are also available on pgim.com/investments.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

CUSIP

PGIM CORE SHORT-TERM BOND FUND	74440E102

PGIM CORE ULTRA SHORT BOND FUND	74440E201

PGIM INSTITUTIONAL MONEY MARKET FUND	74440E300

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 13 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.
(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.
(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.
(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Prudential Investment Portfolios 2

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	September 19, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	September 19, 2022

By:	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date:	September 19, 2022